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Federated Managed Income Portfolio

A Portfolio of Federated Managed Allocation Portfolios

ANNUAL REPORT

November 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Investment Review

Performance for Twelve Months Ended November 30, 2002

The twelve months ended November 30, 2002 was a generally favorable period for bonds and Federated Managed Income Portfolio participated in the advance. For the twelve months ended November 30, 2002, an investor in the fund's Institutional Shares had a total return of 2.51%,1 while an investor in the Select Shares had a total return of 1.80%.1 As usual, performance among asset classes showed wide variation. The U.S. stock markets declined during most of the reporting period reaching new lows in October. Within the stock asset classes, foreign stocks declined less than U.S. stocks. Investment grade bonds, in contrast to stocks, rose in price.

The primary influences on the returns of the fund were the diversified nature of the portfolio and the disciplined design of the fund. The Federated Managed Income Portfolio has, by design, the highest allocation to bonds of the funds in the Federated Managed Allocation Portfolio series. The higher relative returns for bonds versus stocks during the reporting period resulted in this fund having the highest return of the four funds in the series. Within the bond asset classes, the fund maintained an allocation to foreign bonds that added to returns.2 During the reporting period, foreign bonds had higher returns than U.S. bonds in part due to increases in the value of foreign currencies versus the dollar.

Asset Allocation as of November 30, 2002

Federated Managed Income Portfolio operates on an investment philosophy that, over time, an investor with a diversified portfolio will achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as seven asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative performance.

The fund has an above normal allocation to stocks. Steep declines in stock prices during the past three years have returned stock markets to more sober valuation levels. In addition, the sharp increase in bond prices together with the decrease in stock prices has shifted the relative valuations in favor of stocks. It now appears that investor concerns that the U.S. economy would enter a second recession are unfounded. With continuing economic and corporate profit growth, investor concerns should diminish leaving stock markets poised to rise in 2003.

Structure of the Bond Portfolio

Management currently has a below neutral allocation to bonds. While the outlook for bonds remains constructive, the low level of current interest rates leaves little room for further bond price increases without a double dip recession. Within the bond portfolio, the fund has lower than normal allocation to mortgage backed securities and U.S. Treasury securities. As the investor outlook shifts from concern about weak economic growth to economic recovery over the coming months, the relative performance of the higher-quality, longer maturity bonds is likely to decrease.

Structure of the Equity Portfolio

Within the equity portfolio, the large capitalization stocks are currently held at above their normal allocations, while foreign stocks are held at below their normal weights. Recent economic news in Europe and Asia suggests that economic growth in those regions will likely be less than was previously anticipated leaving these markets exposed to weaker relative performance in the coming year.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

2 International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

GROWTH OF $25,000 INVESTED IN FEDERATED MANAGED INCOME PORTFOLIO--INSTITUTIONAL SHARES

Average Annual Total Return for the Period Ended 11/30/2002
1 Year	2.51%
5 Years	4.77%
Start of Performance (5/25/1994)	6.40%

The graph above illustrates the hypothetical investment of $25,0001 in the Federated Managed Income Portfolio (Institutional Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 2002, compared to the Lehman Brothers Aggregate Bond Index (LBAB)2 and the Managed Income Indices Blend (MIIB).3

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB and the MIIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 The LBAB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged.

3 The MIIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 3% Morgan Stanley Capital International Europe Australia Far East Index, 12% Standard & Poor's 500 Index, 74% LBAB, 4% Lehman Brothers High Yield Bond Index and 7% J.P. Morgan Global Traded Index, excluding U.S. Each index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a fund's performance. The indices are unmanaged.

GROWTH OF $10,000 INVESTED IN FEDERATED MANAGED INCOME PORTFOLIO--SELECT SHARES

Average Annual Total Return for the Period Ended 11/30/2002
1 Year	1.80%
5 Years	4.03%
Start of Performance (5/25/1994)	5.65%

The graph above illustrates the hypothetical investment of $10,0001 in the Federated Managed Income Portfolio (Select Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 2002, compared to the Lehman Brothers Aggregate Bond Index (LBAB)2 and the Managed Income Indices Blend (MIIB).3

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB and the MIIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 The LBAB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged.

3 The MIIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 3% Morgan Stanley Capital International Europe Australia Far East Index, 12% Standard & Poor's 500 Index, 74% LBAB, 4% Lehman Brothers High Yield Bond Index and 7% J.P. Morgan Global Traded Index, excluding U.S. Each index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a fund's performance. The indices are unmanaged.

Portfolio of Investments

November 30, 2002

Shares			Value in U.S. Dollars
		STOCKS--21.2%
		LARGE-COMPANY STOCKS--10.6%
		Consumer Discretionary--1.3%
5,400	[1]	AOL Time Warner, Inc.	$88,398
1,200	[1]	Clear Channel Communications, Inc.	52,152
1,711	[1]	Comcast Corp., Class A	40,106
1,700	[1]	Comcast Corp., Special Class A	38,760
1,200	[1]	Costco Wholesale Corp.	38,760
3,020		Ford Motor Co.	34,368
3,300		Home Depot, Inc.	87,186
1,900		Knight-Ridder, Inc.	119,149
2,000		Target Corp.	69,560
1,983	[1]	Viacom, Inc., Class B	93,221
5,700		Wal-Mart Stores, Inc.	308,712
5,100		Walt Disney Co.	101,082

		TOTAL	1,071,454

		Consumer Staples--1.1%
3,100		Coca-Cola Co.	141,484
9,500		Dial Corp.	197,790
1,400		Gillette Co.	42,448
1,600		Kimberly-Clark Corp.	80,512
1,900		PepsiCo, Inc.	80,712
3,100		Philip Morris Cos., Inc.	116,932
1,400		Procter & Gamble Co.	117,600
18		Smucker (J.M.) Co.	704
1,600		Unilever NV, ADR	93,040
2,800		Walgreen Co.	80,612

		TOTAL	951,834

		Energy--0.9%
2,500		Ashland, Inc.	72,925
3,024		ChevronTexaco Corp.	202,699
574		ConocoPhillips	27,443
7,376		Exxon Mobil Corp.	256,685
3,400		Royal Dutch Petroleum Co., ADR	148,070
1,400		Schlumberger Ltd.	61,950

		TOTAL	769,772

		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Financials--2.0%
1,996		Allstate Corp.	$77,904
2,500		American Express Co.	97,325
3,302		American International Group, Inc.	215,125
2,865		Bank of America Corp.	200,779
1,700		Bank of New York Co., Inc.	51,595
6,233		Citigroup, Inc.	242,339
1,400		Fannie Mae	88,270
1,710		FleetBoston Financial Corp.	46,392
900		Loews Corp.	36,432
2,000		Mellon Financial Corp.	60,100
2,000		Merrill Lynch & Co., Inc.	87,000
1,900		Morgan Stanley	85,956
1,900		Post Properties, Inc.	48,450
1,950		Schwab (Charles) Corp.	22,503
274	[1]	Travelers Property Casualty Corp., Class A	4,370
557	[1]	Travelers Property Casualty Corp., Class B	8,912
3,621		U.S. Bancorp	79,300
2,800		Wachovia Corp.	98,420
2,318		Washington Mutual, Inc.	83,402
2,000		Wells Fargo & Co.	92,420

		TOTAL	1,726,994

		Health Care--1.8%
2,500		Abbott Laboratories	109,450
1,400	[1]	Amgen, Inc.	66,080
1,900		Baxter International, Inc.	60,781
2,600		Bristol-Myers Squibb Co.	68,900
900		Cardinal Health, Inc.	55,386
1,100	[1]	Forest Laboratories, Inc., Class A	118,063
3,400		Johnson & Johnson	193,868
1,400		Lilly (Eli) & Co.	95,620
1,900		Medtronic, Inc.	88,825
2,800		Merck & Co., Inc.	166,348
7,325		Pfizer, Inc.	231,031
2,842		Pharmacia Corp.	120,217
2,200		Schering Plough Corp.	49,852
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Health Care--continued
1,100		UnitedHealth Group, Inc.	$89,595
270	[1]	Zimmer Holdings, Inc.	10,163

		TOTAL	1,524,179

		Industrials--0.9%
1,400		Automatic Data Processing, Inc.	60,858
1,600		Boeing Co.	54,400
800		Eaton Corp.	60,696
3,700		First Data Corp.	128,168
10,400		General Electric Co.	281,840
1,200		Honeywell International, Inc.	31,044
1,300	[1]	US Airways Group, Inc.	761
2,200		Union Pacific Corp.	127,380
800		United Technologies Corp.	49,976

		TOTAL	795,123

		Information Technology--1.8%
36	[1]	Agere Systems, Inc., Class A	50
888	[1]	Agere Systems, Inc., Class B	1,252
3,100	[1]	Applied Materials, Inc.	52,855
643	[1]	Axcelis Technologies, Inc.	5,253
8,900	[1]	Cisco Systems, Inc.	132,788
1,600		Computer Associates International, Inc.	24,176
2,000	[1]	Corning, Inc.	8,860
3,600	[1]	Dell Computer Corp.	102,852
2,100	[1]	EMC Corp. Mass	15,225
1,100		Electronic Data Systems Corp.	20,394
4,554		Hewlett-Packard Co.	88,712
8,200		Intel Corp.	171,216
2,300		International Business Machines Corp.	200,330
3,360	[1]	Lucent Technologies, Inc.	5,880
6,100	[1]	Microsoft Corp.	352,702
3,400		Motorola, Inc.	38,692
2,800	[1]	Nortel Networks Corp.	5,432
8,400	[1]	Oracle Corp.	102,060
1,400	[1]	Qualcomm, Inc.	57,708
4,700	[1]	Sun Microsystems, Inc.	20,168
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Information Technology--continued
2,600		Texas Instruments, Inc.	$52,286
1,200	[1]	Veritas Software Corp.	21,816
800	[1]	Yahoo, Inc.	14,616

		TOTAL	1,495,323

		Materials--0.3%
2,325		Du Pont (E.I.) de Nemours & Co.	103,742
514		Monsanto Co.	9,041
1,200		PPG Industries, Inc.	60,096
1,400		Weyerhaeuser Co.	73,640

		TOTAL	246,519

		Telecommunication Services--0.5%
1,058		AT&T Corp.	29,666
1,090	[1]	AT&T Wireless Services, Inc.	8,229
1,200		Alltel Corp.	66,096
3,100		BellSouth Corp.	86,180
1,800	[1]	Nextel Communications, Inc., Class A	24,750
1,429	[1]	Qwest Communications International, Inc.	6,916
1,900	[1]	Sprint Corp. (PCS Group)	10,944
3,618		Verizon Communications	151,522

		TOTAL	384,303

		Utilities--0.0%
1,300	[1]	CenterPoint Energy, Inc.	9,944
1,025	[1]	Reliant Resources, Inc.	2,409

		TOTAL	12,353

		TOTAL LARGE-COMPANY STOCKS	8,977,854

		FOREIGN EQUITY--2.1%
		France--0.3%
18,000		iShares MSCI France Index Fund	279,360

		Germany, Federal Republic Of--0.3%
20,000		iShares MSCI Germany Index Fund	221,600

		Italy--0.2%
8,000		iShares MSCI Italy Index Fund	122,800

		Japan--0.4%
50,000		iShares MSCI Japan Index Fund	358,000

		Netherlands--0.2%
11,000		iShares MSCI Netherlands Index Fund	155,760

Shares or Principal Amount			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		United Kingdom--0.7%
46,000		iShares MSCI United Kingdom Index Fund	$589,260

		TOTAL FOREIGN EQUITY	1,726,780

		FUTURES CONTRACTS COLLATERAL--8.5%[3]
2,000,000		United States Treasury Bill, 12/19/2002	1,999,500
5,200,000		United States Treasury Bill, 1/16/2003	5,193,760

		TOTAL FUTURES CONTRACTS COLLATERAL	7,193,260

		TOTAL STOCKS (IDENTIFIED COST $19,447,821)	17,897,894

		BONDS--78.3%
		TREASURY AND GOVERNMENT SECURITIES--25.7%
		Repurchase Agreement--5.3%
$4,493,000		Repurchase agreement with CIBC World Markets Corp., dated 11/29/2002 due 12/2/2002 at 1.330%, collateralized by U.S. Treasury securities with various maturities to 2023 (repurchase proceeds $4,493,498) (cost of $4,493,000)	4,493,000

		Treasury Securities--20.4%
1,935,000		United States Treasury Bond, 6.125%, 11/15/2027	2,176,856
4,400,000		United States Treasury Bond, 7.250%, 5/15/2004	4,747,116
4,107,000		United States Treasury Note, 6.000%, 8/15/2009	4,640,540
4,919,000		United States Treasury Note, 6.625%, 5/15/2007	5,631,468

		TOTAL	17,195,980

		TOTAL TREASURY AND GOVERNMENT SECURITIES	21,688,980

		HIGH YIELD SECURITIES--4.3%
599,987		High Yield Bond Portfolio	3,665,921

		MORTGAGE-BACKED SECURITIES--23.7%
1,953,551		Federated Mortgage Core Portfolio	20,023,902

		INVESTMENT GRADE BONDS--15.0%
		Air Transportation--0.3%
265,000		Delta Air Lines, Inc., Sr. Note, 6.650%, 3/15/2004	218,625

		Banking--1.1%
100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	106,720
470,000	[2]	Swedbank, Sub. Note, 7.500%, 11/1/2049	519,000
240,000		US BANK NA, 6.300%, 2/4/2014	263,369

		TOTAL	889,089

		Cable Television--1.0%
800,000		Continental Cablevision, Sr. Deb., 9.500%, 8/1/2013	838,000

		Education--0.4%
300,000		Boston University, MTN, 7.625%, 7/15/2097	332,379

Principal Amount			Value in U.S. Dollars
		BONDS--continued
		INVESTMENT GRADE BONDS--continued
		Finance - Automotive--0.1%
$100,000		Ford Motor Credit Co., Unsecured Note, 7.250%, 1/15/2003	$100,446

		Financial Intermediaries--1.1%
400,000		DLJ, Note, 6.875%, 11/1/2005	431,092
325,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	360,419
100,000		Salomon, Inc., Note, 7.200%, 2/1/2004	105,326

		TOTAL	896,837

		Food & Drug Retailers--1.1%
850,000		Meyer (Fred), Inc., Company Guarantee, 7.450%, 3/1/2008	949,561

		Insurance--0.6%
250,000		AFC Capital Trust I, Bond, 8.207%, 2/3/2027	93,750
250,000		Delphi Funding, 9.310%, 3/25/2027	192,728
250,000		USF&G Corp., Company Guarantee, 8.470%, 1/10/2027	254,570

		TOTAL	541,048

		Metals & Mining--1.0%
725,000		Barrick Gold Corp., Deb., 7.500%, 5/1/2007	819,511

		Printing & Publishing--0.7%
200,000		News America Holdings, Sr. Note, 8.500%, 2/15/2005	216,722
350,000		Reed Elsevier, Inc., 6.750%, 8/1/2011	382,414

		TOTAL	599,136

		Real Estate--1.0%
743,000		SUSA Partnership, L.P, Deb., 7.500%, 12/1/2027	812,099

		Retailers--2.4%
450,000		Target Corp., 5.400%, 10/1/2008	476,339
1,325,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.875%, 8/10/2009	1,518,530

		TOTAL	1,994,869

		Sovereign--0.7%
250,000		Colombia, Government of, Note, 7.250%, 2/15/2003	252,500
305,000		Quebec, Province of, Deb., 7.500%, 9/15/2029	373,094

		TOTAL	625,594

		Supranational--0.5%
415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	441,792

		Technology Services--0.6%
500,000		Dell Computer Corp., Deb., 7.100%, 4/15/2028	513,940

		Telecommunications & Cellular--1.9%
410,000		CenturyTel, Inc., 8.375%, 10/15/2010	465,465

Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollar
		BONDS--continued
		INVESTMENT GRADE BONDS--continued
		Telecommunications & Cellular--continued
$435,000		Sprint Capital Corp., 5.875%, 5/1/2004	$433,369
720,000		Telecom de Puerto Rico, Note, 6.650%, 5/15/2006	738,367

		TOTAL	1,637,201

		Utilities--0.5%
250,000		Enersis S.A., Note, 7.400%, 12/1/2016	171,170
250,000		National Rural Utilities, MTN, 5.750%, 12/1/2008	256,853

		TOTAL	428,023

		TOTAL INVESTMENT GRADE BONDS	12,638,150

		FOREIGN BONDS--9.6%
		Australia--0.1%
170,000		New South Wales, State of, 8.000%, 3/1/2008	105,483

		Belgium--0.2%
177,741		Belgium, Government of, Bond, 6.500%, 3/31/2005	188,919

		Canada--0.3%
205,000		Canada, Government of, Bond, 5.500%, 6/1/2009	136,854
187,000		Canada, Government of, Deb., 6.500%, 6/1/2004	125,410

		TOTAL	262,264

		Finland--0.5%
350,000		Finland, Government of, Bond, 5.750%, 2/23/2011	378,163

		Germany--3.0%
330,000		Germany, Government of, 4.500%, 7/4/2009	334,132
300,000		Germany, Government of, 6.000%, 1/4/2007	323,425
250,000		Germany, Government of, Bond, 4.125%, 7/4/2008	250,299
315,000		Germany, Government of, Bond, 5.000%, 7/4/2011	324,795
850,000		Germany, Government of, Bond, 5.000%, 1/4/2012	876,179
380,000		Germany, Government of, Bond, 5.375%, 1/4/2010	402,915

		TOTAL	2,511,745

		Greece--0.9%
275,000		Greece, Government of, Bond, 6.500%, 1/11/2014	311,798
440,205		Greece, Government of, Floating Rate Note, 4.660%, 9/30/2003	444,099
33,455		Greece, Government of, Floating Rate Note, 4.660%, 10/23/2003	33,844

		TOTAL	789,741

		Hungary--0.3%
57,000,000		Hungary, Government of, Bond, 7.750%, 4/12/2005	237,877

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollar
		BONDS--continued
		FOREIGN BONDS--continued
		Italy--2.2%
255,000		Italy, Government of, 4.500%, 5/1/2009	$257,686
58,000,000		Italy, Government of, Bond, 1.800%, 2/23/2010	516,356
740,000		Italy, Government of, Bond, 4.750%, 7/1/2005	760,349
300,000		San Paolo-IMI SPA, Bank Guarantee, 8.126%, 12/31/2049	329,396

		TOTAL	1,863,787

		Netherlands--0.0%
35,000		Netherlands, Government, 5.500%, 1/15/2028	36,850

		Portugal--0.1%
45,000		Portugal, Government of, 6.625%, 2/23/2007	49,711

		Spain--0.3%
240,404		Spain, Government of, 6.150%, 1/31/2013	267,345

		United Kingdom--0.5%
250,000		United Kingdom, Government of, Treasury Bill, 5.000%, 3/7/2012	399,103

		United States--1.2%
$255,000		CL Capital Trust I, Bond, 7.047%, 4/29/2049	266,777
230,000		DaimlerChrysler NA Holdings, Company Guarantee, 7.500%, 12/7/2006	374,006
40,000,000		Toyota Motor Credit Corp., Sr. Unsub., 0.750%, 6/9/2008	330,388

		TOTAL	971,171

		TOTAL FOREIGN BONDS	8,062,159

		TOTAL BONDS (IDENTIFIED COST $64,821,877)	66,079,112

		TOTAL INVESTMENTS (IDENTIFIED COST $84,269,698)[4]	$83,977,006

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At November 30, 2002, these securities amounted to $519,000 which represents 0.6% of net assets.

3 The Fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trade costs. The underlying face amount, at value, of open index futures contracts was $7,488,000 at November 30, 2002.

4 The cost of investments for federal tax purposes amounts to $84,789,268. The net unrealized depreciation of investments on a federal tax basis amounts to $812,262 which is comprised of $3,994,360 appreciation and $4,806,622 depreciation at November 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($84,357,384) at November 30, 2002.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
MTN	--Medium Term Note

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2002

Assets:
Total investments in securities, at value (identified cost $84,269,698)		$83,977,006
Cash		3
Cash denominated in foreign currency (identified cost $33,190)		33,609
Income receivable		580,104
Receivable for shares sold		36,502

TOTAL ASSETS		84,627,224

Liabilities:
Payable for daily variation margin	$16,000
Payable for shares redeemed	218,048
Accrued expenses	35,792

TOTAL LIABILITIES		269,840

Net assets for 8,345,846 shares outstanding		$84,357,384

Net Assets Consist of:
Paid in capital		$87,415,938
Net unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		(15,025)
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(3,199,709)
Undistributed net investment income		156,180

TOTAL NET ASSETS		$84,357,384

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$55,775,496 ÷ 5,519,199 shares outstanding		$10.11

Select Shares:
$28,581,888 ÷ 2,826,647 shares outstanding		$10.11

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2002

Investment Income:
Dividends (net of foreign taxes withheld of $796)			$2,027,449
Interest (net of foreign taxes withheld of $1,411)			2,876,010

TOTAL INCOME			4,903,459

Expenses:
Investment adviser fee		$689,707
Administrative personnel and services fee		155,000
Custodian fees		13,484
Transfer and dividend disbursing agent fees and expenses		107,013
Directors'/Trustees' fees		3,064
Auditing fees		16,451
Legal fees		5,892
Portfolio accounting fees		64,290
Distribution services fee--Select Shares		225,857
Shareholder services fee--Institutional Shares		154,617
Shareholder services fee--Select Shares		75,286
Share registration costs		22,069
Printing and postage		29,979
Insurance premiums		986
Miscellaneous		2,342

TOTAL EXPENSES		1,566,037

Waivers and Expense Reduction:
Waiver of investment adviser fee	$(340,857)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,476)
Waiver of distribution services fee--Select Shares	(75,286)
Waiver of shareholder services fee--Institutional Shares	(123,693)
Fees paid indirectly	(552)

TOTAL WAIVERS AND EXPENSE REDUCTION		(541,864)

Net expenses			1,024,173

Net investment income			3,879,286

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments and foreign currency transactions			81,879
Net realized loss on futures contracts			(1,654,090)
Net realized gain on capital gain distributions from other investment companies			388
Net change in unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			(464,300)

Net realized and unrealized loss on investments, foreign currency transactions and futures contracts			(2,036,123)

Change in net assets resulting from operations			$1,843,163

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,879,286	$5,222,383
Net realized loss on investments, foreign currency transactions and futures contracts	(1,572,211)	(1,633,363)
Net realized gain on capital gain distributions from other investment companies	388	--
Net change in unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency and futures contracts	(464,300)	2,148,511

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,843,163	5,737,531

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,575,300)	(3,545,590)
Select Shares	(1,040,481)	(1,512,721)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts
Institutional Shares	--	(158,392)
Select Shares	--	(79,647)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,615,781)	(5,296,350)

Share Transactions:
Proceeds from sale of shares	19,162,800	32,153,315
Net asset value of shares issued to shareholders in payment of distributions declared	2,321,667	3,271,755
Cost of shares redeemed	(39,193,065)	(39,674,203)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(17,708,598)	(4,249,133)

Change in net assets	(19,481,216)	(3,807,952)

Net Assets:
Beginning of period	103,838,600	107,646,552

End of period (including undistributed net investment income of $156,180 and $33,609, respectively)	$84,357,384	$103,838,600

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$10.28	$10.24	$10.41	$11.13	$10.77
Income From Investment Operations:
Net investment income	0.45 [2,3]	0.51	0.58 [3]	0.55	0.55
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.20)[2]	0.06	(0.13)	(0.42)	0.49

TOTAL FROM INVESTMENT OPERATIONS	0.25	0.57	0.45	0.13	1.04

Less Distributions:
Distributions from net investment income	(0.42)	(0.51)	(0.53)	(0.54)	(0.55)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	(0.02)	(0.09)	(0.31)	(0.13)

TOTAL DISTRIBUTIONS	(0.42)	(0.53)	(0.62)	(0.85)	(0.68)

Net Asset Value, End of Period	$10.11	$10.28	$10.24	$10.41	$11.13

Total Return[4]	2.51%	5.76%	4.49%	1.22%	10.06%

Ratios to Average Net Assets:

Expenses	0.89%	0.83%	0.80%	0.80%	0.80%

Net investment income	4.45%[2]	5.13%	5.62%	5.21%	5.09%

Expense waiver/reimbursement[5]	0.57%	0.57%	0.52%	0.54%	0.62%

Supplemental Data:

Net assets, end of period (000 omitted)	$55,775	$71,668	$71,408	$86,919	$81,421

Portfolio turnover	21%	19%	35%	95%	122%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease the net investment income per share by $0.02, increase net realized gain/loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 4.66% to 4.45%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Select Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$10.28	$10.24	$10.41	$11.13	$10.77
Income From Investment Operations:
Net investment income	0.38 [2,3]	0.46	0.51 [3]	0.48	0.48
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.20)[2]	0.04	(0.13)	(0.42)	0.49

TOTAL FROM INVESTMENT OPERATIONS	0.18	0.50	0.38	0.06	0.97

Less Distributions:
Distributions from net investment income	(0.35)	(0.44)	(0.46)	(0.47)	(0.48)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	(0.02)	(0.09)	(0.31)	(0.13)

TOTAL DISTRIBUTIONS	(0.35)	(0.46)	(0.55)	(0.78)	(0.61)

Net Asset Value, End of Period	$10.11	$10.28	$10.24	$10.41	$11.13

Total Return[4]	1.80%	5.01%	3.76%	0.52%	9.29%

Ratios to Average Net Assets:

Expenses	1.59%	1.53%	1.50%	1.50%	1.50%

Net investment income	3.75%[2]	4.43%	4.92%	4.50%	4.39%

Expense waiver/reimbursement[5]	0.62%	0.62%	0.57%	0.59%	0.67%

Supplemental Data:

Net assets, end of period (000 omitted)	$28,582	$32,171	$36,238	$43,523	$46,193

Portfolio turnover	21%	19%	35%	95%	122%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease the net investment income per share by $0.02, increase net realized gain/loss per share by $0.02, and decrease the ratio of net investment income to average net assets from 3.96% to 3.75%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2002

ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Managed Income Portfolio (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek total return with an emphasis on income and potential for capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investment in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Federated Core Trust ("Core Trust") which is managed by Federated Investment Management Company, the Fund's adviser. The Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower-rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains received. Additional information regarding High Yield Bond Portfolio and/or Federated Mortgage Core Portfolio is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purpose as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate share class expenses.

Distributions are determined in accordance with income tax regulations which may differ from GAAP. These distributions do not represent a return of capital for federal income tax purposes.

Effective December 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities and classifying all paydown gains and losses as interest income. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 12/1/2001		For the Year Ended 11/30/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
Increase (Decrease)	$(505,277)	$(505,277)	$(194,476)	$(132,836)	$327,312

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing tax treatment for GAAP unamortization adjustments. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Accumulated Net Realized Loss	Undistributed Net Investment Income	Paid In Capital
$(364,346)	$364,343	$3

Net investment income, net realized losses and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's applicable country's tax rules and rates.

As of November 30, 2002, the tax composition of dividends was as follows:

Ordinary income	$3,615,781
Long-term capital gains	--

As of November 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$155,521
Undistributed long-term capital gains	--
Unrealized appreciation	$805,795

At year end, there were no significant differences between the GAAP basis and tax basis of components of net assets other than differences in the net unrealized appreciation (depreciation) in valued investments attributable to the tax deferral of losses on wash sales and the tax treatment for amortization of discount.

At November 30, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $2,408,280, which will reduce the Fund's taxable income arising from the future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$1,145,554
2010	$1,262,726

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase stock index futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended November 30, 2002, the Fund had net realized losses of $1,654,090 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At November 30, 2002, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
December 2002	32 S&P 500 Index Futures	Long	$271,200

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. For the year ended November 30, 2002, there were no open foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended November 30	2002		2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,298,171	$13,055,993	2,148,375	$22,078,221
Shares issued to shareholders in payment of distributions declared	159,676	1,605,507	219,950	2,255,241
Shares redeemed	(2,913,486)	(29,322,061)	(2,368,293)	(24,391,781)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,455,639)	$(14,660,561)	32	$(58,319)

Year Ended November 30	2002		2001
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	606,927	$6,106,807	978,935	$10,075,094
Shares issued to shareholders in payment of distributions declared	71,156	716,160	99,039	1,016,514
Shares redeemed	(980,577)	(9,871,004)	(1,486,755)	(15,282,422)

NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(302,494)	$(3,048,037)	(408,781)	$(4,190,814)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,758,133)	$(17,708,598)	(408,749)	$(4,249,133)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government and short-term securities (and in-kind contributions), for the year ended November 30, 2002, were as follows:

Purchases	$ 9,767,625
Sales	$22,874,737

Purchases and sales of long-term U.S. government securities for the year ended November 30, 2002 were $2,945,008 and $10,808,230, respectively.

CONCENTRATION OF CREDIT RISK (UNAUDITED)

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the stability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2002, the diversification of industries for non-U.S. issuers was as follows:

Industry	Percentage of Net Assets
Banking	1.0%
Communications Equipment	0.0%
Diversified Financials	2.0%
Food Products	0.1%
Oil & Gas	0.2%
Sovereign Government	8.6%
State/Provincial Government	0.1%
Utilities	0.2%

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended November 30, 2002 the Fund did not designate any long-term capital gain dividends.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF FEDERATED MANAGED ALLOCATION PORTFOLIOS AND SHAREHOLDERS OF FEDERATED MANAGED INCOME PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Managed Income Portfolio (the "Fund") (a portfolio of the Federated Managed Allocation Portfolios) as of November 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 2002 and 2001, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Managed Income Portfolio as of November 30, 2002, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 7, 2003

Board of Trustees and Trust Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 140 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: November 1993	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: November 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: November 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: January 2000

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Anderson Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1993

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: November 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust	Principal Occupation(s) and Previous Positions

Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.;

Previous Positions: Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd; Senior Managing Director and Portfolio Manager, Prudential Investments.

John W. Harris Birth Date: June 6, 1954 VICE PRESIDENT

John W. Harris is Vice President of the Trust. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and an Assistant Vice President of the Fund's Adviser in December 1998. In January 2000, Mr. Harris became a Vice President of the Fund's Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.

[Logo of Federated]

Federated Managed Income Portfolio
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-7129

Federated is a registered mark of Federated Investors, Inc.
2003 ©Federated Investors, Inc.

Cusip 314212804
Cusip 314212705

G00873-01 (1/03)

[Logo of Federated]

Federated Managed Conservative Growth Portfolio

A Portfolio of Federated Managed Allocation Portfolios

ANNUAL REPORT

November 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Investment Review

Performance For Twelve months Ended November 30, 2002

The twelve month reporting period ended November 30, 2002, was a generally favorable one for bonds, but not for stocks. For the twelve months ended November 30, 2002, an investor in the fund's Institutional Shares had a total return of (2.56)%, while an investor in the fund's Select Shares had a total return of (3.31)%.1 As usual, performance among asset classes showed wide variation. The U.S. stock markets declined during most of the reporting period, reaching new lows in October. Within the stock asset classes, small capitalization stocks declined less than other categories. Investment grade bonds, in contrast to stocks, rose in price.

The primary influences on the total returns of the fund were the diversified nature of the portfolio and the disciplined design of the fund. Federated Managed Conservative Growth Portfolio has, by design, the next to highest allocation to bonds of the funds in the Federated Managed Allocation Portfolio series. The higher relative returns for bonds vs. stocks during the reporting period resulted in this fund having the next to highest total returns of the four funds in the series. The diversified design of the fund also provides for an allocation to foreign stocks and bonds.2 These allocations resulted in higher returns due to the higher returns of foreign securities relative to their respective domestic categories.

Asset Allocation as of November 30, 2002

The fund operates on an investment philosophy that, over time, an investor with a diversified portfolio will achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as eight asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative performance.

The fund has an above normal allocation to stocks. Steep declines in stock prices during the past three years have returned stock markets to more sober valuation levels. In addition, the sharp increase in bond prices together with the decrease in stock prices has shifted the relative valuations in favor of stocks. It now appears that investor concerns that the U.S. economy would enter a second recession are unfounded. With continuing economic and corporate profit growth, investor concerns should diminish leaving stock markets poised to rise in 2003.

Structure of the Bond Portfolio

Management currently has a below neutral allocation to bonds. While the outlook for bonds remains constructive, the low level of current interest rates leaves little room for further bond price increases without a double dip recession. Within the bond portfolio, the fund has a lower than normal allocation to mortgage backed securities and U.S. Treasury securities, and a higher than normal allocation to foreign bonds. As the investor outlook shifts from concern about weak economic growth to economic recovery over the coming months, the relative performance of the higher-quality, longer maturity bonds is likely to decrease.

Structure of the Equity Portfolio

Within the equity portfolio, the large capitalization stocks are currently held at above their normal allocations, while foreign stocks are held at below their normal weights. Recent economic news in Europe and Asia suggests that economic growth in those regions will likely be less than was previously anticipated leaving these markets exposed to weaker relative performance in the coming year. With respect to capitalization ranges, the fund maintains a neutral position.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

2 International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

GROWTH OF $25,000 INVESTED IN FEDERATED MANAGED CONSERVATIVE GROWTH PORTFOLIO--INSTITUTIONAL SHARES

Average Annual Total Return for the Period Ended 11/30/2002
1 Year	(2.56)%
5 Years	2.60%
Start of Performance (5/25/1994)	5.88%

The graph above illustrates the hypothetical investment of $25,0001 in Federated Managed Conservative Growth Portfolio (Institutional Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 2002, compared to the Lehman Brothers Aggregate Bond Index (LBAB)2 and the Managed Conservative Growth Indices Blend (MCGIB).3

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions.The LBAB and the MCGIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 The LBAB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged.

3 The MCGIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 10% Morgan Stanley Capital International Europe Australia and Far East Index, 25% Standard & Poor's 500 Index, 5% Russell 2000 Index, 52% Lehman Brothers Aggregate Bond Index, 3% Lehman Brothers High Yield Bond Index and 5% J.P. Morgan Global Traded Index Excluding U.S. Each index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a fund's performance. The indices are unmanaged.

GROWTH OF $10,000 INVESTED IN FEDERATED MANAGED CONSERVATIVE GROWTH PORTFOLIO--SELECT SHARES

Average Annual Total Return for the Period Ended 11/30/2002
1 Year	(3.31)%
5 Years	1.89%
Start of Performance (5/25/1994)	5.16%

The graph above illustrates the hypothetical investment of $10,0001 in Federated Managed Conservative Growth Portfolio (Select Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 2002, compared to the Lehman Brothers Aggregate Bond Index (LBAB)2 and the Managed Conservative Growth Indices Blend (MCGIB).3

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB and the MCGIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 The LBAB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

3 The MCGIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 10% Morgan Stanley Capital International Europe Australia and Far East Index, 25% Standard & Poor's 500 Index, 5% Russell 2000 Index, 52% Lehman Brothers Aggregate Bond Index, 3% Lehman Brothers High Yield Bond Index and 5% J.P. Morgan Global Traded Index Excluding U.S. Each index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a fund's performance. The indices are unmanaged.

Portfolio of Investments

November 30, 2002

Shares			Value in U.S. Dollars
		STOCKS--46.7%
		LARGE-CAP STOCKS--29.6%
		Consumer Discretionary--3.6%
20,700	[1]	AOL Time Warner, Inc.	$338,859
4,900	[1]	Clear Channel Communications, Inc.	212,954
6,329	[1]	Comcast Corp., Class A	148,358
6,900	[1]	Comcast Corp., Special Class A	157,320
4,900		Costco Wholesale Corp.	158,270
10,856		Ford Motor Co.	123,541
12,350		Home Depot, Inc.	326,287
6,900		Knight-Ridder, Inc.	432,699
8,100		Target Corp.	281,718
7,577	[1]	Viacom, Inc., Class B	356,195
22,000		Wal-Mart Stores, Inc.	1,191,520
19,900		Walt Disney Co.	394,418

		TOTAL	4,122,139

		Consumer Staples--3.1%
11,600		Coca-Cola Co.	529,424
35,700		Dial Corp.	743,274
5,400		Gillette Co.	163,728
6,000		Kimberly-Clark Corp.	301,920
7,400		PepsiCo, Inc.	314,352
12,200		Philip Morris Cos., Inc.	460,184
5,500		Procter & Gamble Co.	462,000
104		Smucker (J.M.) Co.	4,070
5,700		Unilever NV, ADR	331,455
10,800		Walgreen Co.	310,932

		TOTAL	3,621,339

		Energy--2.5%
9,500		Ashland, Inc.	277,115
11,128		ChevronTexaco Corp.	745,910
2,250		ConocoPhillips	107,572
28,480		Exxon Mobil Corp.	991,104
12,400		Royal Dutch Petroleum Co., ADR	540,020
5,200		Schlumberger Ltd.	230,100

		TOTAL	2,891,821

		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Financials--5.6%
7,704		Allstate Corp.	$300,687
9,200		American Express Co.	358,156
12,129		American International Group, Inc.	790,204
10,634		Bank of America Corp.	745,231
6,400		Bank of New York Co., Inc.	194,240
23,666		Citigroup, Inc.	920,134
5,200		Federal National Mortgage Association	327,860
6,800		Fleet Boston Financial Corp.	184,484
3,400		Loews Corp.	137,632
7,800		Mellon Financial Corp.	234,390
7,300		Merrill Lynch & Co., Inc.	317,550
7,100		Morgan Stanley	321,204
7,000		Post Properties, Inc.	178,500
6,900		Schwab (Charles) Corp.	79,626
1,057	[1]	Travelers Property Casualty Corp., Class A	16,859
2,067	[1]	Travelers Property Casualty Corp., Class B	33,072
14,100		U.S. Bancorp	308,790
10,800		Wachovia Corp.	379,620
7,814		Washington Mutual, Inc.	281,148
7,700		Wells Fargo & Co.	355,817

		TOTAL	6,465,204

		Healthcare--5.0%
9,400		Abbott Laboratories	411,532
5,500	[1]	Amgen, Inc.	259,600
7,300		Baxter International, Inc.	233,527
10,000		Bristol-Myers Squibb Co.	265,000
3,900		Cardinal Health, Inc.	240,006
4,100	[1]	Forest Laboratories, Inc., Class A	440,053
12,800		Johnson & Johnson	729,856
5,300		Lilly (Eli) & Co.	361,990
6,900		Medtronic, Inc.	322,575
10,700		Merck & Co., Inc.	635,687
28,475		Pfizer, Inc.	898,101
11,369		Pharmacia Corp.	480,909
8,500		Schering Plough Corp.	192,610
		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Healthcare--continued
3,900		UnitedHealth Group, Inc.	$317,655
1,090	[1]	Zimmer Holdings, Inc.	41,028

		TOTAL	5,830,129

		Industrials--2.7%
5,700		Automatic Data Processing, Inc.	247,779
5,700		Boeing Co.	193,800
3,000		Eaton Corp.	227,610
14,100		First Data Corp.	488,424
40,400		General Electric Co.	1,094,840
5,100		Honeywell International, Inc.	131,937
7,100	[1]	US Airways Group, Inc.	4,154
8,300		Union Pacific Corp.	480,570
3,100		United Technologies Corp.	193,657

		TOTAL	3,062,771

		Information Technology--4.9%
203	[1]	Agere Systems, Inc., Class A	280
4,992	[1]	Agere Systems, Inc., Class B	7,039
11,500	[1]	Applied Materials, Inc.	196,075
3,300	[1]	Axcelis Technologies, Inc.	26,961
33,300	[1]	Cisco Systems, Inc.	496,836
6,100		Computer Associates International, Inc.	92,171
6,800	[1]	Corning, Inc.	30,124
13,800	[1]	Dell Computer Corp.	394,266
10,500		EMC Corp. Mass	76,125
4,400		Electronic Data Systems Corp.	81,576
17,332		Hewlett-Packard Co.	337,627
30,900		Intel Corp.	645,192
9,200		International Business Machines Corp.	801,320
18,870	[1]	Lucent Technologies, Inc.	33,022
22,900	[1]	Microsoft Corp.	1,324,078
13,200		Motorola, Inc.	150,216
15,100	[1]	Nortel Networks Corp.	29,294
27,900	[1]	Oracle Corp.	338,985
5,100	[1]	Qualcomm, Inc.	210,222
17,700	[1]	Sun Microsystems, Inc.	75,951
		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Information Technology--continued
9,600		Texas Instruments, Inc.	$193,056
4,600	[1]	Veritas Software Corp.	83,628
3,700	[1]	Yahoo, Inc.	67,599

		TOTAL	5,691,643

		Materials--0.8%
8,901		Du Pont (E.I.) de Nemours & Co.	397,163
1,920		Monsanto Co.	33,773
4,500		PPG Industries, Inc.	225,360
5,200		Weyerhaeuser Co.	273,520

		TOTAL	929,816

		Telecommunication Services--1.3%
3,913		AT&T Corp.	109,720
5,931	[1]	AT&T Wireless Services, Inc.	44,779
4,700		Alltel Corp.	258,876
11,600		BellSouth Corp.	322,480
6,700	[1]	NEXTEL Communications, Inc., Class A	92,125
7,496		Qwest Communications International, Inc.	36,281
7,700	[1]	Sprint PCS Group	44,352
13,124		Verizon Communications	549,633

		TOTAL	1,458,246

		Utilities--0.1%
6,900	[1]	CenterPoint Energy, Inc.	52,785
5,441	[1]	Reliant Resources, Inc.	12,786

		TOTAL	65,571

		TOTAL LARGE-CAP STOCKS	34,138,679

		FOREIGN EQUITY--8.4%
		Australia--0.0%
4,161		BHP Billiton Ltd.	23,594
1,400		News Corp. Ltd., ADR	39,340

		TOTAL	62,934

		Canada--0.1%
450		Alcan Aluminum Ltd.	13,956
1,100		Barrick Gold Corp.	15,761
780	[1]	Inco Ltd.	16,802
860		Sun Life Financial Services of Canada	15,663
		STOCKS--continued
		FOREIGN EQUITY--continued
		Canada--continued
667		Talisman Energy, Inc.	$23,218

		TOTAL	85,400

		Denmark--0.0%
850		TDC A/S	22,512

		Finland--0.1%
3,530		Nokia Oyj	68,027
950		UPM - Kymmene OY	34,359

		TOTAL	102,386

		France--1.2%
2,200		AXA	35,294
3,200	[1]	Arcelor	41,959
360		Aventis SA	20,008
600		BNP Paribas SA	24,436
1,225		Bouygues	36,201
560		Casino Guichard Perrachon	38,272
59,900		iShares MSCI France	929,648
300		L'Oreal SA	21,382
310		Pernod Ricard	27,853
1,450		Publicis Groupe	36,859
325		Schneider Electric SA	15,771
220		Societe Generale, Paris	12,369
600		Tf1 Television Francaise	18,029
773		Total FinaElf SA, Class B	103,738
1,270		Valeo SA	41,505

		TOTAL	1,403,324

		Germany, Federal Republic Of--0.7%
600		Deutsche Boerse AG	23,900
2,300		Deutsche Lufthansa AG	25,360
560		E.On AG	23,920
316		Henkel KGAA, Pfd.	19,179
59,500		iShares MSCI Germany	659,260
1,990		ThyssenKrupp AG	23,622
340		Volkswagen AG	13,746

		TOTAL	788,987

		STOCKS--continued
		FOREIGN EQUITY--continued
		Greece--0.0%
400		Greek Organization of Football Prognostics	$3,973

		Hong Kong--0.1%
16,000		Citic Pacific Ltd.	32,109
9,000		Hong Kong Exchanges & Clearing Ltd.	12,060
3,000		Television Broadcasts Ltd.	10,772
6,000		Wharf Holdings Ltd.	12,656

		TOTAL	67,597

		Italy--0.5%
10,600		Arnoldo Mondadori Editore	75,602
2,250		Autostrade SPA	21,300
26,500		iShares MSCI Italy	406,775
2,200		Telecom Italia SPA	17,964
5,400		Unicredito Italiano SPA	21,510

		TOTAL	543,151

		Japan--1.7%
2,000		Ajinomoto Co., Inc.	19,982
1,800		Bridgestone Corp.	24,042
1,000		Dai Nippon Printing Co. Ltd.	11,849
3		Fuji Television Network, Inc.	12,371
223,900		iShares MSCI Japan	1,603,124
6		Japan Telecom Holdings Co. Ltd.	18,287
4,000		Komatsu Ltd.	14,245
3,000		NGK Insulators	16,722
9,700		Nikko Cordial Corp.	37,311
200		Nintendo Corp. Ltd.	21,188
1,700		Nomura Securities Co. Ltd.	20,421
600		Sankyo Co. Ltd.	14,864
500		Secom Co. Ltd.	17,358
800	[1]	Sega Corp.	8,599
1,000		Seven-Eleven Japan	30,723
1,000		Shionogi and Co.	13,699
600		Sony Corp.	26,502
1,700		Toyota Motor Corp.	44,609
2,600		Yamato Transport Co	38,329

		TOTAL	1,994,225

		STOCKS--continued
		FOREIGN EQUITY--continued
		Korea, Republic Of--0.1%
100		Cheil Communications, Inc.	$10,032
97		Samsung Electronics Co.	31,382
800		Samsung Securities Co. Ltd.	24,544

		TOTAL	65,958

		Netherlands--0.6%
2,485	[1]	ASM Lithography Holding NV	28,338
1,425		ING Groep NV	27,107
34,900		iShares MSCI Netherlands	494,184
814		Koninklijke (Royal) Philips Electronics NV	17,837
6,050		Koninklijke KPN NV	40,145
710		Royal Dutch Petroleum Co.	31,061
845		Unilever NV	49,188
1,050		Unique International NV	12,725
725		VNU - Verenigde Nederlandse Uitgeversbedrijven	21,641
600		Wolters Kluwer NV	10,669

		TOTAL	732,895

		Portugal--0.1%
29,781		Banco Comercial Portugues, Class R	79,578
3,900		Vodafone Telecel - Comunicacoes Pessoais SA	33,123

		TOTAL	112,701

		Russia--0.0%
650	[1]	JSC Mining and Smelting Co. Norilsk Nickel, ADR	13,465
395		Lukoil Oil Co., ADR	26,279
120		YUKOS Oil Co., ADR	16,236

		TOTAL	55,980

		Singapore--0.1%
50,000		Delgro Corporation Ltd.	59,719
4,000		Singapore Airlines Ltd.	24,227

		TOTAL	83,946

		Spain--0.0%
3,000		Banco Santander Central Hispano, SA	21,456
550		Grupo Empresarial Ence SA	7,753
2,615	[1]	Telefonica SA	26,600

		TOTAL	55,809

		STOCKS--continued
		FOREIGN EQUITY--continued
		Sweden--0.0%
3,300		Nordea AB	$16,114
29,000		Rotternos AB	25,573

		TOTAL	41,687

		Switzerland--0.8%
1,000		Credit Suisse Group	23,490
58,600		iShares MSCI Switzerland	675,658
193		Nestle SA	38,970
870		Novartis AG - REG	32,323
2,170		STMicroelectronics N.V. (NY Reg Shs)	55,118
1,078		UBS AG	54,236

		TOTAL	879,795

		Taiwan, Province Of China--0.0%
1,400	[1]	Taiwan Semiconductor Manufacturing Co., ADR	12,880

		United Kingdom--2.3%
310		AstraZeneca PLC	11,792
6,940		BP Amoco PLC	45,169
7,400		Barclays PLC	53,514
5,090		British Aerospace PLC	13,398
3,500		British American Tobacco PLC	31,571
2,504		Diageo PLC	26,072
1,700	[1]	EasyJet PLC	9,267
2,670		GlaxoSmithKline PLC	49,953
153,400		iShares MSCI United Kingdom	1,965,054
8,290		Kingfisher PLC	28,589
2,671		Marks & Spencer Group PLC	14,248
1,750		National Express Group PLC	12,220
3,859		Pearson PLC	44,381
4,600		Rank Group PLC	20,174
8,880		Rentokil Initial PLC	29,070
1,600		Rio Tinto PLC	32,398
2,665		Royal Bank of Scotland PLC, Edinburgh	68,303
2,000		Six Continents PLC	17,574
1,300		Smiths Industries	15,022
4,120		Standard Chartered PLC	49,658
34,575		Vodafone Group PLC	65,601

		TOTAL	2,603,028

		TOTAL FOREIGN EQUITY	9,719,168

Principal Amount or Shares			Value in U.S. Dollars
		STOCKS--continued
		FUTURES CONTRACTS COLLATERAL--8.7%[3]
$6,700,000		United States Treasury Bill, 1/16/2003	$6,691,960
3,300,000		United States Treasury Bill, 12/19/2002	3,299,175

		TOTAL FUTURES CONTRACTS COLLATERAL	9,991,135

		TOTAL STOCKS (IDENTIFIED COST $60,673,635)	53,848,982

		BONDS--53.3%
		TREASURY AND GOVERNMENT SECURITIES--16.7%
		Repurchase Agreement--3.7%[4]
4,269,000		Repurchase agreement with CIBC World Markets Corp., dated 11/29/2002, due 12/2/2002 at 1.330% collateralized by U.S. government agencies with various maturities to 2023 (repurchase proceeds at $4,269,473)	4,269,000

		U.S. Treasury Securities--13.0%
1,620,000		United States Treasury Bond, 6.125%, 11/15/2027	1,822,484
1,100,000		United States Treasury Note, 5.625%, 5/15/2008	1,218,910
2,156,000		United States Treasury Note, 6.000%, 8/15/2009	2,436,086
700,000		United States Treasury Note, 6.125%, 8/15/2007	788,214
350,000		United States Treasury Note, 6.500%, 10/15/2006	395,409
7,280,000		United States Treasury Note, 6.625%, 5/15/2007	8,334,435

		TOTAL	14,995,538

		TOTAL TREASURY AND GOVERNMENT SECURITIES	19,264,538

		HIGH YIELD SECURITIES--3.7%
692,172		The High Yield Bond Portfolio	4,229,172

		MORTGAGE-BACKED SECURITIES--14.5%
1,636,695		Federated Mortgage Core Portfolio	16,776,125

		INVESTMENT GRADE CORPORATE BONDS--10.6%
		Air Transportation--0.2%
$265,000		Delta Air Lines, Inc., Sr. Note, 6.650%, 3/15/2004	218,625

		Automotive--0.3%
350,000		Hertz Corp., 8.250%, 6/1/2005	355,240

		Banking--1.5%
400,000	[2]	Barclays Bank PLC, Bond, 8.550%, 9/29/2049	475,880
100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	106,720
250,000		Crestar Financial Corp, Sub. Note, 8.750%, 11/15/2004	280,053
400,000	[2]	Swedbank, Sub., 7.500%, 11/29/2049	441,702
385,000		US BANK NA, 6.300%, 2/04/2014	422,487

		TOTAL	1,726,842

Principal Amount			Value in U.S. Dollars
		BONDS--continued
		INVESTMENT GRADE CORPORATE BONDS--continued
		Cable Television--0.5%
$600,000		Continental Cablevision, Sr. Deb., 9.500%, 8/1/2013	$628,500

		Ecological Services & Equipment--0.3%
275,000		Waste Management, Inc., Deb., 8.750%, 5/1/2018	305,951

		Education--0.4%
375,000		Boston University, 7.625%, 7/15/2097	415,474

		Finance - Automotive--0.1%
150,000		Ford Motor Credit Co., Unsecd. Note, 7.250%, 1/15/2003	150,669

		Financial Intermediaries--0.9%
415,000		Marsh & McLennan Cos., Sr. Note, 7.125%, 6/15/2009	460,891
225,000		Salomon, Inc., Note, 7.200%, 2/1/2004	236,984
289,916	[2]	World Financial B, 6.910%, 9/1/2013	300,674

		TOTAL	998,549

		Insurance--0.3%
250,000		AFC Capital Trust I, Bond, 8.207%, 2/3/2027	93,750
250,000		USF&G Corp., Company Guarantee, 8.470%, 1/10/2027	254,570

		TOTAL	348,320

		Metals & Mining--0.8%
400,000		Barrick Gold Corp., Deb., 7.500%, 5/1/2007	452,144
450,000		Santa Fe Pacific Gold, Note, 8.375%, 7/1/2005	490,262

		TOTAL	942,406

		Printing & Publishing--1.2%
340,000		News America Holdings, Company Guarantee, 8.000%, 10/17/2016	377,077
440,000		News America Holdings, Sr. Note, 8.500%, 2/15/2005	476,788
450,000		Reed Elsevier, Inc., 6.750%, 8/1/2011	491,675

		TOTAL	1,345,540

		Real Estate--0.8%
800,000		SUSA Partnership, L.P., Deb., 7.500%, 12/1/2027	874,400

		Retailers--0.4%
400,000		Target Corp., 5.400%, 10/1/2008	423,412

		Sovereign--0.8%
400,000		Colombia, Government of, Note, 7.250%, 2/15/2003	404,000
460,000		Quebec, Province of, Deb., 7.500%, 9/15/2029	562,700

		TOTAL	966,700

		Supranational--0.2%
250,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	266,140

Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		BONDS--continued
		INVESTMENT GRADE CORPORATE BONDS--continued
		Telecommunications & Cellular--1.1%
$435,000		Sprint Capital Corp., 5.875%, 5/1/2004	$433,369
840,000		Telecom de Puerto Rico, Note, 6.650%, 5/15/2006	861,428

		TOTAL	1,294,797

		Utilities--0.8%
250,000		Enersis SA, Note, 7.400%, 12/1/2016	171,170
750,000		National Rural Utilities, MTN, 5.750%, 12/1/2008	770,557

		TOTAL	941,727

		TOTAL INVESTMENT GRADE CORPORATE BONDS	12,203,292

		FOREIGN BONDS--7.8%
		Australia--0.1%
230,000		New South Wales, State of, Local Gov't. Guarantee, Series 08RG, 8.000%, 3/1/2008	142,712

		Austria--0.1%
120,000		Austria, Government of, Bond, Series 99 4, 5.500%, 1/15/2010	127,810

		Canada--0.8%
385,000		Canada, Government of, Bond, 5.500%, 6/1/2009	257,018
100,000		Canada, Government of, Deb., 6.500%, 6/1/2004	67,064
70,000,000		Ontario, Province of, Note, Series EMTN, 1.875%, 1/25/2010	620,587

		TOTAL	944,669

		Denmark-0.3%
2,200,000		Denmark, Kingdom of, Note, 4.000%, 11/15/2004	297,067

		Finland--0.3%
350,000		Finland, Government of, Bond, 5.750%, 2/23/2011	378,163

		Germany--2.0%
435,000		Germany, Government of, 4.500%, 7/4/2009	440,447
1,000,000		Germany, Government of, Bond, 5.000%, 1/4/2012	1,030,799
330,000		Germany, Government of, Bond, 5.000%, 7/4/2011	340,262
475,000		Germany, Government of, Bond, Series 99, 5.375%, 1/4/2010	503,643

		TOTAL	2,315,151

		Greece--0.7%
175,000		Greece, Government of, Bond, 6.500%, 1/11/2014	198,417
469,552		Greece, Government of, Bond, Series 7-RG, 4.660%, 9/30/2003	473,706
99,779		Greece, Government of, Floating Rate Note, 4.660%, 10/23/2003	100,939

		TOTAL	773,062

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		BONDS--continued
		FOREIGN BONDS--continued
		Hungary--0.2%
64,000,000		Hungary, Government of, Bond, Series 05/G, 7.750%, 4/12/2005	$267,089

		Italy--1.2%
290,000		Italy, Government of, 4.500%, 5/1/2009	293,055
610,000		Italy, Government of, Bond, 4.750%, 7/1/2005	626,774
375,000		San Paolo-IMI SPA, Bank Guarantee, 8.126%, 12/29/2049	411,745

		TOTAL	1,331,574

		Netherlands--0.1%
50,000		Netherlands, Government, 5.500%, 1/15/2028	52,643

		Portugal--0.2%
170,000		Portugal, Government of, Ot's, 6.625%, 2/23/2007	187,798

		Spain--0.5%
540,910		Spain, Government of, 6.150%, 1/31/2013	601,528

		United Kingdom--0.3%
220,000		United Kingdom, Government of, Treasury Bill, 5.000%, 3/7/2012	351,211

		United States--1.0%
$280,000		CL Capital Trust I, Bond, 7.047%, 4/29/2049	292,932
280,000		DaimlerChrysler NA Holdings, Company Guarantee, Series EMTN, 7.500%, 12/7/2006	455,313
55,000,000		Toyota Motor Credit Corp., Sr. Unsub., 0.750%, 6/9/2008	454,284

		TOTAL	1,202,529

		TOTAL FOREIGN BONDS	8,973,006

		TOTAL BONDS (IDENTIFIED COST $60,320,908)	61,446,133

		TOTAL INVESTMENTS (IDENTIFIED COST $120,994,543)[5]	$115,295,115

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At November 30, 2002, these securities amounted to $1,218,256 which represents 1.1% of total net assets.

3 The Fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividends and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and to minimize trading costs. The underlying face amount, at value, of open index futures contracts was $10,542,000 at November 30, 2002.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

5 The cost of investments for federal tax purposes amounts to $121,704,753. The net unrealized depreciation of investments on a federal tax basis amounts to $6,409,638 which is comprised of $8,715,721 appreciation and $15,125,359 depreciation at November 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($115,323,143) at November 30, 2002.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
MTN	--Medium Term Note

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2002

Assets:
Total investments in securities, at value (identified cost $120,994,543)		$115,295,115
Cash		510
Cash denominated in foreign currencies (identified cost $28,774)		27,979
Income receivable		647,892
Receivable for shares sold		22,810
Other assets		5,452

TOTAL ASSETS		115,999,758

Liabilities:
Payable for daily variation margin	$50,000
Payable for shares redeemed	561,322
Accrued expenses	65,293

TOTAL LIABILITIES		676,615

Net assets for 11,893,270 shares outstanding		$115,323,143

Net Assets Consist of:
Paid in capital		$126,351,639
Net unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		(5,221,990)
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(5,937,175)
Undistributed net investment income		130,669

TOTAL NET ASSETS		$115,323,143

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$76,841,760 ÷ 7,921,988 shares outstanding		$9.70

Select Shares:
$38,481,383 ÷ 3,971,282 shares outstanding		$9.69

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2002

Investment Income:
Dividends (net of foreign taxes withheld of $12,289)			$2,718,429
Interest (net of foreign taxes withheld of $1,562)			2,928,938

TOTAL INCOME			5,647,367

Expenses:
Investment adviser fee		$1,019,214
Administrative personnel and services fee		155,000
Custodian fees		37,140
Transfer and dividend disbursing agent fees and expenses		129,325
Directors'/Trustees' fees		3,191
Auditing fees		13,053
Legal fees		4,668
Portfolio accounting fees		67,591
Distribution services fee--Select Shares		335,794
Shareholder services fee--Institutional Shares		227,807
Shareholder services fee--Select Shares		111,931
Share registration costs		25,904
Printing and postage		32,009
Insurance premiums		1,014
Miscellaneous		2,762

TOTAL EXPENSES		2,166,403

Waivers:
Waiver of distribution services fee--Select Shares	$(111,931)
Waiver of shareholder services fee--Institutional Shares	(182,246)

TOTAL WAIVERS		(294,177)

Net expenses			1,872,226

Net investment income			3,775,141

Realized and Unrealized Loss on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized loss on investments and foreign currency transactions			(994,487)
Net realized loss on futures contracts			(2,120,151)
Net realized gain on capital gain distributions from other investment companies			325
Net change in unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			(5,166,001)

Net realized and unrealized loss on investments, foreign currency transactions and futures contracts			(8,280,314)

Change in net assets resulting from operations			$(4,505,173)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,775,141	$5,780,468
Net realized loss on investments, foreign currency transactions and futures contracts	(3,114,638)	(4,071,157)
Net realized gain on capital gain distributions from other investment companies	325	--
Net change in unrealized appreciation/depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	(5,166,001)	(3,210,267)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(4,505,173)	(1,500,956)

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,477,875)	(4,079,390)
Select Shares	(899,714)	(1,493,599)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts
Institutional Shares	--	(5,703,157)
Select Shares	--	(2,569,651)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,377,589)	(13,845,797)

Share Transactions:
Proceeds from sale of shares	18,592,054	47,753,874
Net asset value of shares issued to shareholders in payment of distributions declared	2,489,235	10,738,309
Cost of shares redeemed	(58,701,372)	(58,886,407)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(37,620,083)	(394,224)

Change in net assets	(45,502,845)	(15,740,977)

Net Assets:
Beginning of period	160,825,988	176,566,965

End of period (including undistributed net investment income of $130,669 and $22,763, respectively)	$115,323,143	$160,825,988

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$10.22	$11.19	$11.82	$12.15	$11.98
Income From Investment Operations:
Net investment income	0.31 [2]	0.35	0.48 [3]	0.45	0.44
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.57)[2]	(0.43)	(0.40)	0.14	0.81

TOTAL FROM INVESTMENT OPERATIONS	(0.26)	(0.08)	0.08	0.59	1.25

Less Distributions:
Distributions from net investment income	(0.26)	(0.37)	(0.45)	(0.45)	(0.46)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	(0.52)	(0.26)	(0.47)	(0.62)

TOTAL DISTRIBUTIONS	(0.26)	(0.89)	(0.71)	(0.92)	(1.08)

Net Asset Value, End of Period	$ 9.70	$10.22	$11.19	$11.82	$12.15

Total Return[4]	(2.56)%	(0.75)%	0.60%	5.11%	11.19%

Ratios to Average Net Assets:

Expenses	1.15%	1.13%	1.06%	1.04%	1.08%

Net investment income	3.01%[2]	3.62%	4.11%	3.78%	3.77%

Expense waiver/reimbursement[5]	0.20%	0.20%	0.20%	0.20%	0.20%

Supplemental Data:

Net assets, end of period (000 omitted)	$76,842	$110,413	$121,563	$51,961	$178,521

Portfolio turnover	11%	20%	43%	94%	117%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.02, increase net realized gain (loss) per share by $0.02, and decrease the ratio of net investment income to average net assets from 3.12% to 3.01%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Select Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$10.22	$11.17	$11.80	$12.14	$11.96
Income From Investment Operations:
Net investment income	0.23 [2]	0.34	0.40 [3]	0.37	0.37
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.57)[2]	(0.48)	(0.40)	0.13	0.81

TOTAL FROM INVESTMENT OPERATIONS	(0.34)	(0.14)	--	0.50	1.18

Less Distributions:
Distributions from net investment income	(0.19)	(0.29)	(0.37)	(0.37)	(0.38)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	(0.52)	(0.26)	(0.47)	(0.62)

TOTAL DISTRIBUTIONS	(0.19)	(0.81)	(0.63)	(0.84)	(1.00)

Net Asset Value, End of Period	$ 9.69	$10.22	$11.17	$11.80	$12.14

Total Return[4]	(3.31)%	(1.33)%	(0.11)%	4.29%	10.51%

Ratios to Average Net Assets:

Expenses	1.85%	1.83%	1.76%	1.74%	1.78%

Net investment income	2.31%[2]	2.92%	3.42%	3.08%	3.07%

Expense waiver/reimbursement[5]	0.25%	0.25%	0.25%	0.25%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$38,481	$50,413	$55,004	$64,972	$62,787

Portfolio turnover	11%	20%	43%	94%	117%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.02, increase net realized gain (loss) per share by $0.02, and decrease the ratio of net investment income to average net assets from 2.42% to 2.31%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2002

ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Managed Conservative Growth Portfolio (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek total return with an emphasis on income and capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP).

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Distributions are determined in accordance with income tax regulations which may differ from GAAP. These distributions do not represent a return of capital for federal income tax purposes.

Effective December 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 12/1/2001			For the Year Ended 11/30/2002
	Cost of Investments	Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
Increase (Decrease)	$(476,028)	$609	$(476,637)	$(153,941)	$(142,161)	$296,102

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, ("the Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's applicable country's tax rules and rates.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income	Paid In Capital
$(186,983)	$186,991	$(8)

Net investment income, net realized gains/losses and net assets were not affected by this reclassification.

As of November 30, 2002, the tax composition of dividends was as follows:

Ordinary income	$3,377,589
Long-term capital gains	$--

As of November 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$158,097
Undistributed long-term capital gains	$--
Unrealized depreciation	$(6,409,638)

At year end, there were no significant differences between GAAP basis and tax basis of components of net assets other than differences in the net unrealized appreciation (depreciation) in valued investments attributable to the tax deferral of losses on wash sales and the tax treatment of premium and discount.

At November 30, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $4,778,688, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$2,464,553
2010	$2,314,135

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase stock index futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended November 30, 2002, the Fund had realized losses of $2,120,151 on future contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At November 30, 2002, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
December 2002	30 Russell 2000 Index Futures	Long	$263,000
December 2002	19 S&P 500 Index Futures	Long	$208,687
TOTAL UNREALIZED APPRECIATION ON FUTURES CONTRACTS			$471,687

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

At November 30, 2002, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

Year Ended November 30	2002		2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,343,155	$13,288,599	3,039,732	$31,660,790
Shares issued to shareholders in payment of distributions declared	171,487	1,696,546	666,202	7,028,868
Shares redeemed	(4,392,552)	(43,299,445)	(3,770,801)	(39,446,136)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,877,910)	$(28,314,300)	(64,867)	$(756,478)

Year Ended November 30	2002		2001
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	536,070	$5,303,455	1,515,020	$16,093,084
Shares issued to shareholders in payment of distributions declared	80,109	792,689	350,711	3,709,441
Shares redeemed	(1,579,237)	(15,401,927)	(1,854,184)	(19,440,271)

NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(963,058)	$(9,305,783)	11,547	$362,254

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,840,968)	$(37,620,083)	(53,320)	$(394,224)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Custodian Fees

State Street Bank & Trust Co. is the Trust's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the year ended November 30, 2002, were as follows:

Purchases	$12,337,214
Sales	$37,584,688

Purchases and sales of long-term U.S. government securities for the year ended November 30, 2002, were as follows:

Purchases	$ 1,925,582
Sales	$11,834,148

CONCENTRATION OF CREDIT RISK (UNAUDITED)

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the stability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2002, the diversification of industries for non-U.S. issuers was as follows:

Industry	Percentage of Net Assets	Industry	Percentage of Net Assets
Automobiles & Components	0.1%	Insurance	0.0%
Banking	1.5	Materials	0.2
Capital Goods	0.1	Media	0.2
Commercial Services & Supplies	0.1	Oil & Gas	0.5
Communications Equipment	0.0	Pharmaceuticals & Biotechnology	0.1
Consumer Durables & Apparel	0.1	Retailing	0.0
Diversified Financials	6.0	Sovereign Government	6.5
Energy	0.2	State/Provincial Government	0.7
Food & Drug Retailing	0.1	Technology Hardware & Equipment	0.2
Food, Beverage & Tobacco	0.2	Telecommunication Services	0.2
Food Products	0.3	Transportation	0.2
Hotels, Restaurants & Leisure	0.0	Utilities	0.2
Household & Personal Products	0.0

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended November 30, 2002, the Fund did not designate any long-term capital gain dividends.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF FEDERATED MANAGED ALLOCATION PORTFOLIOS AND SHAREHOLDERS OF FEDERATED MANAGED CONSERVATIVE GROWTH PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Managed Conservative Growth Portfolio (the "Fund") (a portfolio of the Federated Managed Allocation Portfolios) as of November 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 2002 and 2001, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Managed Conservative Growth Portfolio as of November 30, 2002, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 7, 2003

Board of Trustees and Trust Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 138 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--nine portfolios; Riggs Funds--eight portfolios; and WesMark Funds--five portfolios. The Funds' Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: November 1993	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: November 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: November 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: January 2000

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1993

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: November 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions

Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.;

Previous Positions: Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd; Senior Managing Director and Portfolio Manager, Prudential Investments.

John W. Harris Birth Date: June 6, 1954 VICE PRESIDENT

John W. Harris is Vice President of the Trust. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and an Assistant Vice President of the Fund's Adviser in December 1998. In January 2000, Mr. Harris became a Vice President of the Fund's Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.

[Logo of Federated]

Federated Managed Conservative Growth Portfolio
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-7129

Federated is a registered mark of Federated Investors, Inc.
2003 ©Federated Investors, Inc.

Cusip 314212408
Cusip 314212309

G00872-01 (1/03)

[Logo of Federated]

Federated Managed Moderate Growth Portfolio

A Portfolio of Federated Managed Allocation Portfolios

ANNUAL REPORT

November 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Investment Review

Performance for Twelve months Ended November 30, 2002

The twelve months ended November 30, 2002 was a generally difficult period for investors in stocks. For the twelve months ended November 30, 2002, an investor in the Federated Managed Moderate Growth Portfolio's Institutional Shares had a total return of (6.76)%,1 while an investor in the fund's Select Shares had a total return of (7.36)%.1 As usual, performance among asset classes showed wide variation. The U.S. stock markets declined during most of the reporting period reaching new lows in October. Within the stock asset classes, small capitalization stocks declined less than other categories. Investment grade bonds, in contrast to stocks, rose in price.

The primary influences on the returns of the fund were the diversified nature of the portfolio and the disciplined design of the fund. The Federated Managed Moderate Growth Portfolio has, by design, the next to highest allocation to stocks of the funds in the Federated Managed Allocation Portfolio series. The lower relative returns for stocks versus bonds during the reporting period resulted in this fund having the next to lowest returns of the four funds in the series. Relative to the Standard & Poor's 500 Index (S&P 500),2 the fund had higher returns as a result of its allocation to bonds. The diversified design of the fund also provides that the stock portion of the fund be invested in a mixture of large, small and foreign stocks.3 During the reporting period, the allocations to small-capitalization stocks and foreign stocks increased returns relative to the S&P 500.

Asset Allocation as of November 30, 2002

Federated Managed Moderate Growth Portfolio operates on an investment philosophy that, over time, an investor with a diversified portfolio will achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as eight asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative performance.

The fund has an above normal allocation to stocks. Steep declines in stock prices during the past three years have returned stock markets to more sober valuation levels. In addition, the sharp increase in bond prices together with the decrease in stock prices has shifted the relative valuations in favor of stocks. It now appears that investor concerns that the U.S. economy would enter a second recession are unfounded. With continuing economic and corporate profit growth, investor concerns should diminish leaving stock markets poised to rise in 2003.

Structure of the Bond Portfolio

Management currently has a below neutral allocation to bonds. While the outlook for bonds remains constructive, the low level of current interest rates leaves little room for further bond price increases without a double dip recession. Within the bond portfolio, the fund has lower than normal allocation to mortgage backed securities and U.S. Treasury securities and higher than normal allocations to foreign bonds. As the investor outlook shifts from concern about weak economic growth to economic recovery over the coming months, the relative performance of the higher-quality, longer maturity bonds is likely to decrease.

Structure of the Equity Portfolio

Within the equity portfolio, the large capitalization stocks are currently held at above their normal allocations, while foreign stocks are held at below their normal weights. Recent economic news in Europe and Asia suggests that economic growth in those regions will likely be less than was previously anticipated leaving these markets exposed to weaker relative performance in the coming year. With respect to capitalization ranges, the fund maintained a neutral position.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

2 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

3 International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards. Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

GROWTH OF $25,000 INVESTED IN FEDERATED MANAGED MODERATE GROWTH PORTFOLIO--INSTITUTIONAL SHARES

Average Annual Total Return for the Period Ended 11/30/2002
1 Year	(6.76)%
5 Years	1.20%
Start of Performance (5/25/1994)	5.98%

The graph above illustrates the hypothetical investment of $25,0001 in the Federated Managed Moderate Growth Portfolio (Institutional Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 2002, compared to the Standard & Poor's 500 Index (S&P 500)2 and the Managed Moderate Growth Indices Blend (MMGIB).3

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the MMGIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged.

3 The MMGIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 15% Morgan Stanley Capital International Europe Australia Far East Index, 35% S&P 500, 10% Russell 2000 Index, 35% Lehman Brothers Aggregate Bond Index, 2% Lehman Brothers High Yield Bond Index and 3% J.P. Morgan Global Traded Index, Excluding U.S. Each index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a fund's performance. The indices are unmanaged.

GROWTH OF $10,000 INVESTED IN FEDERATED MANAGED MODERATE GROWTH PORTFOLIO--SELECT SHARES

Average Annual Total Return for the Period Ended 11/30/2002
1 Year	(7.36)%
5 Years	0.50%
Start of Performance (5/25/1994)	5.24%

The graph above illustrates the hypothetical investment of $10,0001 in the Federated Managed Moderate Growth Portfolio (Select Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 2002, compared to the Standard & Poor's 500 Index (S&P 500)2 and the Managed Moderate Growth Indices Blend (MMGIB).3

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the MMGIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged.

3 The MMGIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 15% Morgan Stanley Capital International Europe Australia Far East Index, 35% S&P 500, 10% Russell 2000 Index, 35% Lehman Brothers Aggregate Bond Index, 2% Lehman Brothers High Yield Bond Index and 3% J.P. Morgan Global Traded Index, Excluding U.S. Each index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a fund's performance. The indices are unmanaged.

Portfolio of Investments

NOVEMBER 30, 2002

Shares			Value in U.S. Dollars
		STOCKS--66.7%
		LARGE-COMPANY STOCKS--40.5%
		Consumer Discretionary--4.9%
38,600	[1]	AOL Time Warner, Inc.	$631,882
8,900	[1]	Clear Channel Communications, Inc.	386,794
10,571	[1]	Comcast Corp., Class A	247,784
12,000	[1]	Comcast Corp., Special Class A	273,600
9,900	[1]	Costco Wholesale Corp.	319,770
20,042		Ford Motor Co.	228,078
23,500		Home Depot, Inc.	620,870
13,100		Knight-Ridder, Inc.	821,501
15,400		Target Corp.	535,612
14,308	[1]	Viacom, Inc., Class B	672,619
38,900		Wal-Mart Stores, Inc.	2,106,824
32,900		Walt Disney Co.	652,078

		TOTAL	7,497,412

		Consumer Staples--4.3%
22,000		Coca-Cola Co.	1,004,080
52,300		Dial Corp.	1,088,886
10,300		Gillette Co.	312,296
10,800		Kimberly-Clark Corp.	543,456
14,000		PepsiCo, Inc.	594,720
23,800		Philip Morris Cos., Inc.	897,736
11,100		Procter & Gamble Co.	932,400
210		Smucker (J.M.) Co.	8,217
10,700		Unilever NV, ADR	622,205
20,400		Walgreen Co.	587,316

		TOTAL	6,591,312

		Energy--3.3%
17,300		Ashland, Inc.	504,641
16,609		ChevronTexaco Corp.	1,113,301
4,342		ConocoPhillips	207,591
53,104		Exxon Mobil Corp.	1,848,019
22,100		Royal Dutch Petroleum Co., ADR	962,455
10,100		Schlumberger Ltd.	446,925

		TOTAL	5,082,932

		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Financials--7.6%
14,700		Allstate Corp.	$573,741
16,700		American Express Co.	650,131
23,048		American International Group, Inc.	1,501,577
18,218		Bank of America Corp.	1,276,717
12,000		Bank of New York Co., Inc.	364,200
42,966		Citigroup, Inc.	1,670,518
10,000		Fannie Mae	630,500
12,829		FleetBoston Financial Corp.	348,051
6,600		Loews Corp.	267,168
13,800		Mellon Financial Corp.	414,690
12,300		Merrill Lynch & Co., Inc.	535,050
12,800		Morgan Stanley	579,072
13,200		Post Properties, Inc.	336,600
13,100		Schwab (Charles) Corp.	151,174
1,896	[1]	Travelers Property Casualty Corp., Class A	30,241
3,785	[1]	Travelers Property Casualty Corp., Class B	60,560
24,701		U.S. Bancorp	540,952
19,400		Wachovia Corp.	681,910
13,608		Washington Mutual, Inc.	489,616
14,600		Wells Fargo & Co.	674,666

		TOTAL	11,777,134

		Healthcare--7.1%
18,700		Abbott Laboratories	818,686
10,600	[1]	Amgen, Inc.	500,320
14,000		Baxter International, Inc.	447,860
18,100		Bristol-Myers Squibb Co.	479,650
9,050		Cardinal Health, Inc.	556,937
7,100	[1]	Forest Laboratories, Inc., Class A	762,043
24,100		Johnson & Johnson	1,374,182
10,300		Lilly (Eli) & Co.	703,490
13,100		Medtronic, Inc.	612,425
19,500		Merck & Co., Inc.	1,158,495
50,825		Pfizer, Inc.	1,603,021
19,327		Pharmacia Corp.	817,532
15,900		Schering Plough Corp.	360,294
7,700		UnitedHealth Group, Inc.	627,165
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Healthcare--continued
1,920	[1]	Zimmer Holdings, Inc.	$72,269

		TOTAL	10,894,369

		Industrials--3.6%
10,200		Automatic Data Processing, Inc.	443,394
10,500		Boeing Co.	357,000
5,700		Eaton Corp.	432,459
23,400		First Data Corp.	810,576
76,710		General Electric Co.	2,078,841
10,000		Honeywell International, Inc.	258,700
13,200	[1]	US Airways Group, Inc.	7,722
13,600		Union Pacific Corp.	787,440
5,700		United Technologies Corp.	356,079

		TOTAL	5,532,211

		Information Technology--6.9%
377	[1]	Agere Systems, Inc., Class A	520
9,257	[1]	Agere Systems, Inc., Class B	13,052
21,900	[1]	Applied Materials, Inc.	373,395
6,092	[1]	Axcelis Technologies, Inc.	49,772
61,900	[1]	Cisco Systems, Inc.	923,548
11,700		Computer Associates International, Inc.	176,787
12,900	[1]	Corning, Inc.	57,147
26,300	[1]	Dell Computer Corp.	751,391
19,400	[1]	EMC Corp. Mass	140,650
9,100		Electronic Data Systems Corp.	168,714
32,547		Hewlett-Packard Co.	634,016
57,900		Intel Corp.	1,208,952
15,900		International Business Machines Corp.	1,384,890
34,990	[1]	Lucent Technologies, Inc.	61,233
44,100	[1]	Microsoft Corp.	2,549,862
25,100		Motorola, Inc.	285,638
28,100	[1]	Nortel Networks Corp.	54,514
52,000	[1]	Oracle Corp.	631,800
9,600	[1]	Qualcomm, Inc.	395,712
32,600	[1]	Sun Microsystems, Inc.	139,887
18,300		Texas Instruments, Inc.	368,013
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Information Technology--continued
7,700	[1]	Veritas Software Corp.	$139,986
7,100	[1]	Yahoo, Inc.	129,717

		TOTAL	10,639,196

		Materials--1.1%
16,510		Du Pont (E.I.) de Nemours & Co.	736,676
3,307		Monsanto Co.	58,170
8,400		PPG Industries, Inc.	420,672
9,000		Weyerhaeuser Co.	473,400

		TOTAL	1,688,918

		Telecommunication Services--1.6%
6,535		AT&T Corp.	183,241
10,981	[1]	AT&T Wireless Services, Inc.	82,907
8,100		Alltel Corp.	446,148
19,700		BellSouth Corp.	547,660
12,300	[1]	Nextel Communications, Inc., Class A	169,125
13,961		Qwest Communications International, Inc.	67,571
14,800	[1]	Sprint Corp. (PCS Group)	85,248
21,288		Verizon Communications	891,541

		TOTAL	2,473,441

		Utilities--0.1%
11,400		CenterPoint Energy, Inc.	87,210
8,990	[1]	Reliant Resources, Inc.	21,127

		TOTAL	108,337

		TOTAL LARGE-COMPANY STOCKS	62,285,278

		SMALL-COMPANY STOCKS--4.6%
		Consumer Discretionary--1.1%
533	[1]	99 Cents Only Stores	14,908
5,600	[1]	Aftermarket Technology Co.	73,472
1,500	[1]	Ann Taylor Stores Corp.	35,625
400	[1]	AutoZone, Inc.	32,680
1,400		Bandag Inc.	57,036
1,500		Borg-Warner Automotive, Inc.	77,280
400	[1]	CDW Computer Centers, Inc.	20,388
251	[1]	CarMax, Inc.	4,945
1,500	[1]	Chicos Fas, Inc.	33,720
		STOCKS--continued
		SMALL-COMPANY STOCKS--continued
		Consumer Discretionary--continued
500	[1]	Christopher & Banks Corp.	$13,625
800		Circuit City Stores, Inc.	7,744
2,600	[1]	Dick's Sporting Goods, Inc.	54,626
1,500	[1]	Dollar Tree Stores, Inc.	44,025
770		Dover Downs Gaming & Entertainment, Inc.	8,016
1,100		Dover Motorsports, Inc.	4,180
400	[1]	Electronics Boutique Holdings Corp.	12,236
600		Freds, Inc.	14,928
1,100	[1]	Genesco, Inc.	22,671
200		Grey Global Group, Inc.	120,000
800	[1]	Gtech Holdings Corp.	18,392
1,100		Harman International Industries, Inc.	68,640
600	[1]	Jones Apparel Group, Inc.	22,080
900		KB HOME	40,221
1,200	[1]	Leapfrog Enterprises, Inc.	39,720
1,200		M/I Schottenstein Homes, Inc.	35,040
800	[1]	Macrovision Corp.	14,920
1,400		Marriott International, Inc., Class A	50,050
200	[1]	NVR, Inc.	66,200
2,000	[1]	Nautilus Group, Inc.	31,680
400		OshKosh B'Gosh, Inc., Class A	11,004
600	[1]	Panera Bread Co.	22,206
1,700	[1]	Payless ShoeSource, Inc.	96,373
19,700	[1]	PetSmart, Inc.	363,465
800		Polaris Industries, Inc.	51,864
1,400	[1]	Pricesmart, Inc.	33,614
8,200	[1]	Prime Hospitality Corp.	68,142
700	[1]	Timberland Co., Class A	25,564
600	[1]	Tweeter Home Entertainment Group, Inc.	6,600
28	[1]	Vialta, Inc., Class A	14

		TOTAL	1,717,894

		Consumer Staples--0.1%
700		Coors (Adolph) Co., Class B	45,402
400		Farmer Brothers Co.	124,004

		TOTAL	169,406

		STOCKS--continued
		SMALL-COMPANY STOCKS--continued
		Energy--0.2%
1,425	[1]	Cimarex Energy Co.	$21,546
1,719	[1]	FMC Technologies, Inc.	33,125
700	[1]	Forest Oil Corp.	18,620
700	[1]	Hanover Compressor Co.	8,036
800		Helmerich & Payne, Inc.	21,856
2,100	[1]	Oceaneering International, Inc.	50,400
1,900	[1]	SEACOR SMIT, Inc.	79,040
1,800	[1]	Stone Energy Corp.	54,270
700		Sunoco, Inc.	20,720
1,000		Tidewater, Inc.	30,930

		TOTAL	338,543

		Financials--0.8%
600	[1]	Actrade Financial Technologies Ltd.	600
1,000	[1]	Affiliated Managers Group	54,510
510		Alleghany Corp.	94,350
800		Bank of Hawaii Corp.	24,384
1,200		Capital One Financial Corp.	40,560
2,400		Cathay Bancorp, Inc.	102,624
900		Downey Financial Corp.	35,559
1,100	[1]	Federal Agricultural Mortgage Association, Class C	34,650
900		First Citizens Bancshares, Inc., Class A	90,099
800		Greater Bay Bancorp	14,368
4,800	[1]	INMC Mortgage Holdings, Inc.	87,120
875		International Bancshares Corp.	34,781
400	[1]	Investment Technology Group, Inc.	11,788
700	[1]	Labranche & Co. Inc.	21,245
500	[1]	Markel Corp.	99,500
600	[1]	National Western Life Insurance Co., Class A	53,244
1,300		Park National Corp.	126,360
1,700	[1]	Philadelphia Consolidated Holding Corp.	61,948
1,200		Seacoast Banking Corp. of Florida	22,224
900		Silicon Valley Bancshares	17,460
1,000		Suffolk Bancorp	32,750
3,200		Urstadt Biddle Properties, Class A	36,736
3,000		Wilmington Trust Corp.	94,800
		STOCKS--continued
		SMALL-COMPANY STOCKS--continued
		Financials--continued
500		XL Capital Ltd.	$41,370

		TOTAL	1,233,030

		Healthcare--0.5%
1,200		Aetna US Healthcare	45,300
1,400	[1]	AmeriPath, Inc.	23,646
1,000	[1]	Applera Corp.	11,270
2,300	[1]	Apria Healthcare Group, Inc.	53,935
5,600	[1]	Aspect Medical Systems, Inc.	26,992
1,100		Bausch & Lomb, Inc.	41,514
900	[1]	Cerner Corp.	29,619
600	[1]	Cerus Corp.	14,616
1,500	[1]	Charles River Laboratories International, Inc.	54,825
500	[1]	Conceptus, Inc.	6,935
900	[1]	Fisher Scientific International, Inc.	26,964
1,600		Galen Holdings PLC, ADR	53,600
700	[1]	Genentech, Inc.	23,100
500	[1]	IDEC Pharmaceuticals Corp.	16,450
1,000	[1]	INAMED Corp.	29,260
400	[1]	Imclone Systems, Inc.	5,492
500	[1,2]	InterMune, Inc.	15,265
1,800	[1]	Laboratory Corporation of America Holdings	43,200
2,000	[1]	LifePoint Hospitals, Inc.	63,160
1,100	[1]	Medarex, Inc.	5,610
600	[1]	Medicis Pharmaceutical Corp., Class A	27,750
500	[1]	Myriad Genetics, Inc.	9,510
500	[1]	NPS Pharmaceuticals, Inc.	14,780
400	[1]	Neurocrine Biosciences, Inc.	18,432
1,500	[1]	Orthofix International NV	42,525
800	[1]	Protein Design Laboratories, Inc.	7,304
400	[1]	Quest Diagnostic, Inc.	22,316
600	[1]	Sepracor, Inc.	5,736
600	[1]	Transkaryotic Therapies, Inc.	5,700
800	[1]	Varian Medical Systems, Inc.	37,352
500	[1]	WellChoice, Inc.	12,925

		TOTAL	795,083

		STOCKS--continued
		SMALL-COMPANY STOCKS--continued
		Industrials--0.6%
600	[1]	Alliant Techsystems, Inc.	$35,400
700	[1]	Arbitron, Inc.	21,637
1,500		CNF Transportation, Inc.	47,070
1,100	[1]	Checkfree Corp.	21,549
800	[1]	CoStar Group, Inc.	14,392
7,200	[1]	Concord EFS, Inc.	108,000
2,700	[1]	Corporate Executive Board Company	89,100
500	[1]	DRS Technologies, Inc.	16,680
1,400	[1]	Emcor Group Inc.	74,620
600	[1]	Genlyte Group, Inc.	19,800
1,000	[1]	ITT Educational Services, Inc.	23,200
600	[1]	Iron Mountain, Inc.	19,854
1,000	[1]	Jacobs Engineering Group, Inc.	36,310
900	[1]	Kroll, Inc.	16,875
600	[1]	Learning Tree International, Inc.	9,810
700	[1]	Mercury Computer Systems, Inc.	21,861
900		NACCO Industries, Inc., Class A	44,190
1,500	[1]	National Processing, Inc.	21,900
600	[1]	SPX Corp.	28,320
1,500		Sequa Corp., Class A	68,100
800	[1]	Simpson Manufacturing Co., Inc.	27,080
700		SkyWest, Inc.	9,527
400		Strayer Education, Inc.	24,008
1,900		Tennant Co.	68,210
100		URS Corp.	2,079
500		Woodward Governor Co.	21,340

		TOTAL	890,912

		Information Technology--0.8%
1,000	[1]	Acxiom Corp.	15,350
1,400	[1]	Affiliated Computer Services, Inc., Class A	70,000
700	[1]	Amdocs Ltd.	8,050
1,000	[1]	Amphenol Corp., Class A	44,350
1,700		Analogic Corp.	76,432
1,000	[1]	Avocent Corp.	23,550
1,000		Bel Fuse, Inc.	18,700
		STOCKS--continued
		SMALL-COMPANY STOCKS--continued
		Information Technology--continued
800	[1]	Black Box Corp.	$39,960
1,116	[1]	Brooks-PRI Automation, Inc.	16,115
900	[1]	Documentum, Inc.	16,758
600	[1]	Dupont Photomasks, Inc.	16,697
800	[1]	Embarcadero Technologies, Inc.	5,224
700	[1]	Emulex Corp.	16,898
900	[1]	F5 Networks, Inc.	12,618
1,900		FactSet Research Systems	58,710
600		Fair Isaac & Co., Inc.	26,280
2,400		Franklin Electronics, Inc.	112,800
342	[1]	Genesis Microchip, Inc.	6,806
1,692	[1]	Intersil Holding Corp.	29,255
900	[1]	Keane, Inc.	8,280
500	[1]	Kronos, Inc.	22,715
1,000	[1]	Macromedia, Inc.	12,250
900	[1]	Manugistics Group, Inc.	3,564
31	[1]	MicroStrategy, Inc., Class A	565
212		MicroStrategy, Inc., Warrants	13
600	[1]	Microsemi Corp.	3,810
300	[1]	NVIDIA Corp.	5,139
800	[1]	National Instruments Corp.	27,680
800	[1]	NetIQ Corp.	13,880
800	[1]	Network Associates, Inc.	14,600
700	[1]	Numerical Technologies, Inc.	3,150
14,700	[1]	Online Resources Corp.	64,974
400	[1]	ParthusCeva, Inc.	2,804
500	[1]	Photon Dynamics, Inc.	17,625
700	[1]	Plantronics, Inc.	12,572
700	[1]	Polycom, Inc.	7,987
1,000	[1]	Powerwave Technologies, Inc.	6,580
700	[1]	Retek, Inc.	3,101
600		Roper Industries, Inc.	25,296
800	[1]	ScanSource, Inc.	58,400
700	[1]	Silicon Laboratories, Inc.	20,510
700	[1]	Skyworks Solutions, Inc.	8,435
		STOCKS--continued
		SMALL-COMPANY STOCKS--continued
		Information Technology--continued
296	[1]	Synopsys, Inc.	$15,386
600	[1]	Tollgrade Communications, Inc.	8,070
3,100	[1]	UTStarcom, Inc.	63,705
700	[1]	Veeco Instruments, Inc.	9,765
700	[1]	WebEx Communications, Inc.	13,622
900	[1]	Websense, Inc.	24,075
900	[1]	Zebra Technologies Co., Class A	57,780
6,750	[1]	Zoran Corp.	145,328

		TOTAL	1,296,214

		Materials--0.3%
700		AEP Industries, Inc.	8,442
500		Ameron, Inc.	28,505
800		Arch Coal, Inc.	16,008
1,400		Ball Corp.	69,272
3,200		Commercial Metals Corp.	53,760
700	[1]	Cytec Industries, Inc.	18,711
1,000	[1]	FMC Corp.	28,340
1,400		Greif Brothers Corp., Class A	35,980
900		Lubrizol Corp.	28,044
1,000		Massey Energy Co.	8,850
900		OM Group, Inc.	6,381
700	[1]	Phelps Dodge Corp.	21,994
2,300		Rayonier, Inc.	106,398

		TOTAL	430,685

		Telecommunication Services--0.0%
349		D&E Communications, Inc.	3,263
600	[1]	Lynch Interactive Corp.	16,650

		TOTAL	19,913

		Utilities--0.2%
1,200		Black Hills Corp.	30,996
2,400		DQE, Inc.	35,280
700		Entergy Corp.	30,611
1,700		Kinder Morgan, Inc.	69,785
		STOCKS--continued
		SMALL-COMPANY STOCKS--continued
		Utilities--continued
1,100		SJW Corp.	$86,779

		TOTAL	253,451

		TOTAL SMALL-COMPANY STOCKS	7,145,115

		FOREIGN EQUITY--12.6%
		Australia--0.3%
32,626		BHP Billiton Ltd.	184,997
9,850		News Corp. Ltd., ADR	276,785

		TOTAL	461,782

		Canada--0.3%
2,900		Alcan Aluminum Ltd.	89,942
5,800		Barrick Gold Corp.	83,106
4,200	[1]	Inco Ltd.	90,471
4,640		Sun Life Financial Services of Canada	84,506
3,392		Talisman Energy, Inc.	118,072

		TOTAL	466,097

		Denmark--0.1%
3,800		TDC A/S	100,641

		Finland--0.3%
18,760		Nokia Oyj	361,524
4,650		UPM - Kymmene Oyj	168,181

		TOTAL	529,705

		France--1.9%
12,000		AXA	192,511
17,400	[1]	Arcelor	228,153
2,190		Aventis SA	121,716
3,000		BNP Paribas SA	122,182
6,070		Bouygues	179,382
2,550		Casino Guichard Perrachon	174,273
28,600		iShares MSCI France Index Fund	443,872
1,600		L'Oreal SA	114,037
1,445		Pernod Ricard	129,831
7,500		Publicis Groupe	190,649
1,750		Schneider Electric SA	84,919
1,165		Societe Generale, Paris	65,500
3,100		Tf1 Television Francaise	93,151
		STOCKS--continued
		FOREIGN EQUITY--continued
		France--continued
4,221		TotalFinaElf SA, Class B	$566,465
6,900		Valeo SA	225,500

		TOTAL	2,932,141

		Germany, Federal Republic Of--0.7%
3,200		Deutsche Boerse AG	127,467
12,100		Deutsche Lufthansa AG	133,417
2,915		E.On AG	124,511
3,384		Henkel KGAA, Pfd.	205,387
25,700		iShares MSCI Germany Index Fund	284,756
8,980		ThyssenKrupp AG	106,597
1,835		Volkswagen AG	74,188

		TOTAL	1,056,323

		Greece--0.0%
1,600		Greek Organization of Football Prognostics	15,894

		Hong Kong--0.2%
88,000		Citic Pacific Ltd.	176,599
49,000		Hong Kong Exchanges & Clearing Ltd.	65,660
18,000		Television Broadcasts Ltd.	64,628
35,000		Wharf Holdings Ltd.	73,829

		TOTAL	380,716

		Italy--0.5%
45,400		Arnoldo Mondadori Editore	323,804
12,400		Autostrade SPA	117,386
12,200		iShares MSCI Italy Index Fund	187,270
11,400		Telecom Italia SPA	93,085
29,400		Unicredito Italiano SPA	117,110

		TOTAL	838,655

		Japan--2.0%
15,000		Ajinomoto Co., Inc.	149,866
9,800		Bridgestone Corp.	130,896
7,000		Dai Nippon Printing Co. Ltd.	82,944
15		Fuji Television Network, Inc.	61,853
128,000		iShares MSCI Japan Index Fund	916,480
38		Japan Telecom Holdings Co. Ltd.	115,818
24,000		Komatsu Ltd.	85,470
		STOCKS--continued
		FOREIGN EQUITY--continued
		Japan--continued
17,000		NGK Insulators	$94,760
53,300		Nikko Cordial Corp.	205,017
1,400		Nintendo Corp. Ltd.	148,317
8,900		Nomura Securities Co. Ltd.	106,907
3,100		Sankyo Co. Ltd.	76,799
2,000		Secom Co. Ltd.	69,432
3,900	[1]	Sega Corp.	41,921
5,000		Seven-Eleven Japan	153,614
7,000		Shionogi and Co.	95,893
3,300		Sony Corp.	145,758
9,100		Toyota Motor Corp.	238,791
14,200		Yamato Transport Co	209,337

		TOTAL	3,129,873

		Korea, Republic Of--0.2%
800		Cheil Communications, Inc.	80,254
470		Samsung Electronics Co.	152,057
4,200		Samsung Securities Co. Ltd.	128,858

		TOTAL	361,169

		Netherlands--1.0%
12,925	[1]	ASM Lithography Holding NV	147,392
8,260		ING Groep NV	157,127
15,900		iShares MSCI Netherlands Index Fund	225,144
32,950		Koninklijke KPN NV	218,642
4,176		Koninklijke (Royal) Philips Electronics NV	91,510
3,740		Royal Dutch Petroleum Co.	163,614
4,520		Unilever NV	263,110
4,900		Unique International NV	59,382
3,900		VNU - Verenigde Nederlandse Uitgeversbedrijven	116,416
2,300		Wolters Kluwer NV	40,896

		TOTAL	1,483,233

		Portugal--0.4%
147,221		Banco Comercial Portugues, Class R	393,391
17,500		Vodafone Telecel - Comunicacoes Pessoais SA	148,630

		TOTAL	542,021

		STOCKS--continued
		FOREIGN EQUITY--continued
		Russia--0.2%
3,700	[1]	JSC Mining and Smelting Co. Norilsk Nickel, ADR	$76,644
2,140		Lukoil Oil Co., ADR	142,373
640		YUKOS Oil Co., ADR	86,594

		TOTAL	305,611

		Singapore--0.3%
228,000		Delgro Corporation Ltd.	272,320
21,000		Singapore Airlines Ltd.	127,193

		TOTAL	399,513

		Spain--0.2%
16,700		Banco Santander Central Hispano, S.A.	119,440
2,550		Grupo Empresarial Ence SA	35,944
14,031	[1]	Telefonica SA	142,722

		TOTAL	298,106

		Sweden--0.1%
18,200		Nordea AB	88,871
132,000		Rotternos AB	116,399

		TOTAL	205,270

		Switzerland--0.9%
5,200		Credit Suisse Group	122,147
25,800		iShares MSCI Switzerland Index Fund	297,474
1,025		Nestle SA	206,966
4,625		Novartis AG, Registered Shares	171,832
11,675		STMicroelectronics NV, NY Registered Shares	296,545
5,567		UBS AG	280,083

		TOTAL	1,375,047

		Taiwan, Province Of China--0.1%
7,800	[1]	Taiwan Semiconductor Manufacturing Co., ADR	71,760

		United Kingdom--2.9%
1,600		AstraZeneca PLC	60,864
37,905		BP Amoco PLC	246,705
40,400		Barclays PLC	292,160
27,765		British Aerospace PLC	73,082
19,300		British American Tobacco PLC	174,089
15,949		Diageo PLC	166,062
Shares or Principal Amount			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		United Kingdom--continued
9,500	[1]	EasyJet PLC	$51,784
14,480		GlaxoSmithKline PLC	270,907
73,700		iShares MSCI United Kingdom Index Fund	944,097
41,531		Kingfisher PLC	143,226
14,328		Marks & Spencer Group PLC	76,430
5,100		National Express Group PLC	35,613
20,482		Pearson PLC	235,557
24,015		Rank Group PLC	105,322
54,900		Rentokil Initial PLC	179,726
8,500		Rio Tinto PLC	172,114
14,698		Royal Bank of Scotland PLC, Edinburgh	376,705
11,200		Six Continents PLC	98,413
7,000		Smiths Industries	80,886
22,450		Standard Chartered PLC	270,585
182,398		Vodafone Group PLC	346,072

		TOTAL	4,400,399

		TOTAL FOREIGN EQUITY	19,353,956

		FUTURES CONTRACTS COLLATERAL--9.0%[3]
$5,800,000		United States Treasury Bill, 12/19/2002	5,798,550
8,100,000		United States Treasury Bill, 1/16/2003	8,090,280

		TOTAL FUTURES CONTRACTS COLLATERAL	13,888,830

		TOTAL STOCKS (IDENTIFIED COST $109,436,428)	102,673,179

		BONDS--33.7%
		TREASURY AND GOVERNMENT SECURITIES--11.0%
		Repurchase Agreement--4.0%
6,161,000		Repurchase agreement with CIBC World Markets Corp., dated 11/29/2002 due 12/2/2002 at 1.33%, collateralized by U.S. Treasury securities with various maturities to 2023 (repurchase proceeds $6,161,683) (cost of $6,161,000)	6,161,000

		U.S. Treasury Securities--7.0%
933,000		United States Treasury Bond, 6.125%, 11/15/2027	1,049,616
3,450,000		United States Treasury Bond, 8.875%, 8/15/2017	4,879,335
493,000		United States Treasury Note, 5.750%, 8/15/2003	508,041
Principal Amount or Shares			Value in U.S. Dollars
		BONDS--continued
		TREASURY AND GOVERNMENT SECURITIES--continued
		U.S. Treasury Securities--continued
$245,000		United States Treasury Note,6.000%, 8/15/2009	$276,828
675,000		United States Treasury Note, 6.250%, 2/15/2003	682,007
3,055,000		United States Treasury Note, 6.500%, 10/15/2006	3,451,356

		TOTAL	10,847,183

		TOTAL TREASURY AND GOVERNMENT SECURITIES	17,008,183

		HIGH YIELD SECURITIES--2.3%
582,983		High Yield Bond Portfolio	3,562,026

		MORTGAGE-BACKED SECURITIES--8.7%
1,307,684		Federated Mortgage Core Portfolio	13,403,992

		INVESTMENT GRADE CORPORATE BONDS--7.0%
		Air Transportation--0.2%
295,000		Delta Air Lines, Inc., Sr. Note, 6.650%, 3/15/2004	243,375

		Automotive--0.2%
300,000		Hertz Corp., Note, 7.625%, 8/15/2007	298,743

		Banking--0.6%
100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	106,720
330,000	[2]	Swedbank, Sub. Note, 7.500%, 11/1/2049	364,404
430,000		US BANK NA, 6.300%, 2/4/2014	471,869

		TOTAL	942,993

		Broadcast Radio & Television--0.4%
500,000		Clear Channel Communications, 7.650%, 9/15/2010	549,825

		Cable Television--0.7%
960,000		Continental Cablevision, Sr. Deb., 9.500%, 8/1/2013	1,005,600
20,000		Cox Communications Inc., MTN, 6.690%, 9/20/2004	20,169

		TOTAL	1,025,769

		Education--0.4%
500,000		Boston University, MTN, 7.625%, 7/15/2097	553,965

		Finance--Automotive--0.5%
300,000		Ford Motor Credit Corp., 6.125%, 4/28/2003	302,934
50,000		Ford Motor Credit Co., Unsecured Note, 7.250%, 1/15/2003	50,223
470,000		General Motors Acceptance, Sr. Note, 5.750%, 11/10/2003	477,769

		TOTAL	830,926

		Financial Intermediaries--0.6%
300,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	332,694
525,000		Marsh & McLennan Cos., Sr. Note, 7.125%, 6/15/2009	583,054

		TOTAL	915,748

Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		BONDS--continued
		INVESTMENT GRADE CORPORATE BONDS--continued
		Food & Drug Retailers--0.4%
$450,000		Kroger Co., Inc., 7.250%, 6/1/2009	$497,718
175,000		Meyer (Fred), Inc., Company Guarantee, 7.450%, 3/1/2008	195,498

		TOTAL	693,216

		Information Technology--0.0%
9,000		MicroStrategy, Inc., Unsecd. Note, (Series A), 7.500%, 6/24/2007	2,295

		Insurance--0.2%
250,000	[2]	USF&G Capital, 8.312%, 7/1/2046	257,980

		Metals & Mining--0.2%
250,000		Santa Fe Pacific Gold, Note, 8.375%, 7/1/2005	272,368

		Printing & Publishing--0.5%
360,000		News America Holdings, Sr. Note, 8.500%, 2/15/2005	390,100
400,000		Reed Elsevier, Inc., 6.750%, 8/1/2011	437,044

		TOTAL	827,144

		Real Estate--0.1%
100,000		SUSA Partnership, LP, Deb., 7.500%, 12/1/2027	109,300

		Sovereign--0.6%
535,000		Colombia, Government of, Note, 7.250%, 2/15/2003	540,350
345,000		Quebec, Province of, Deb., 7.500%, 9/15/2029	422,025

		TOTAL	962,375

		Technology Services--0.3%
500,000		Dell Computer Corp., Deb., 7.100%, 4/15/2028	513,940

		Telecommunications & Cellular--0.6%
330,000		Sprint Capital Corp., 5.875%, 5/1/2004	328,763
540,000		Telecom de Puerto Rico, Note, 6.650%, 5/15/2006	553,775

		TOTAL	882,538

		Utilities--0.5%
800,000	[2]	Israel Electric Corp. Ltd., 7.950%, 5/30/2011	817,616

		TOTAL INVESTMENT GRADE CORPORATE BONDS	10,700,116

		FOREIGN BONDS--4.7%
		Australia--0.1%
200,000		New South Wales, State of, 8.000%, 3/1/2008	124,098

		Austria--0.1%
100,000		Austria, Government of, Bond, 5.500%, 1/15/2010	106,508

		Canada--0.2%
410,000		Canada, Goverment of, Bond, 5.500%, 6/1/2009	273,708

Foreign Currency Par Amount			Value in U.S. Dollars
		BONDS--continued
		FOREIGN BONDS--continued
		Denmark--0.2%
2,100,000		Denmark, Kingdom of, Note, 4.000%, 11/15/2004	$283,564

		Finland--0.2%
300,000		Finland, Government of, Bond, 5.750%, 2/23/2011	324,140

		Germany--1.6%
50,000,000		Deutsche Post AG, Sr. Unsub., 1.750%, 10/7/2009	441,264
300,000		Germany, Government of, Bond, 4.125%, 7/4/2008	300,359
410,000		Germany, Government of, 4.500%, 7/4/2009	415,134
900,000		Germany, Government of, Bond, 5.000%, 1/4/2012	927,719
380,000		Germany, Government of, Bond, 5.375%, 1/4/2010	402,914

		TOTAL	2,487,390

		Greece--0.3%
392,663		Greece, Government of, Floating Rate Note, 4.660%, 10/23/2003	397,229

		Hungary--0.1%
51,000,000		Hungary, Government of, Bond, 7.750%, 4/12/2005	212,837

		Italy--0.6%
210,000		Italy, Government of, 4.500%, 5/1/2009	212,212
375,000		Italy, Government of, Bond, 4.750%, 7/1/2005	385,312
325,000		San Paolo-IMI SPA, Bank Guarantee, 8.126%, 12/31/2049	356,846

		TOTAL	954,370

		Netherlands--0.3%
350,000		Netherlands, Government of, 5.500%, 1/15/2028	368,498

		Portugal--0.2%
330,000		Portugal, Government of, 6.625%, 2/23/2007	364,550

		United Kingdom--0.1%
130,000		United Kingdom, Government of, Treasury Bill, 5.000%, 3/7/2012	207,534
Principal Amount			Value in U.S. Dollars
		BONDS--continued
		FOREIGN BONDS--continued
		United States--0.7%
$315,000		CL Capital Trust I, Bond, 7.047%, 4/29/2049	$329,549
270,000		DaimlerChrysler NA Holdings, Company Guarantee, 7.500%, 12/07/2006	439,052
45,000,000		Toyota Motor Credit Corp., Sr. Unsub., 0.750%, 6/09/2008	371,687

		TOTALS	1,140,288

		TOTAL FOREIGN BONDS	7,244,714

		TOTAL BONDS (IDENTIFIED COST $50,244,024)	51,919,031

		TOTAL INVESTMENTS (IDENTIFIED COST $159,680,452)[4]	$154,592,210

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At November 30, 2002, these securities amounted to $1,455,265 which represents 0.9% of net assets.

3 The Fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trade costs. The underlying face amount, at value, of open Index futures contracts was $14,649,200 at November 30, 2002.

4 The cost of investments for federal tax purposes amounts to $160,344,299. The net unrealized depreciation of investments on a federal tax basis amounts to $5,752,089 which is comprised of $14,774,494 appreciation and $20,526,583 depreciation at November 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($153,993,765) at November 30, 2002.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
MTN	--Medium Term Note

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2002

Assets:
Total investments in securities, at value (identified cost $159,680,452)		$154,592,210
Cash		76,753
Cash denominated in foreign currency (identified cost $156,313)		152,005
Income receivable		710,813
Receivable for shares sold		33,247

TOTAL ASSETS		155,565,028

Liabilities:
Payable for daily variation margin	$ 68,850
Payable for shares redeemed	1,444,875
Payable for taxes withheld	3,380
Accrued expenses	54,158

TOTAL LIABILITIES		1,571,263

Net assets for 15,431,848 shares outstanding		$153,993,765

Net Assets Consist of:
Paid in capital		$177,435,050
Net unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		(4,501,310)
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(19,161,003)
Undistributed net investment income		221,028

TOTAL NET ASSETS		$153,993,765

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$95,287,883 ÷ 9,537,940 shares outstanding		$9.99

Select Shares:
$58,705,882 ÷ 5,893,908 shares outstanding		$9.96

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2002

Investment Income:
Dividends (net of foreign taxes withheld of $49,523)			$3,064,674
Interest (net of foreign taxes withheld of $1,272)			2,761,582

TOTAL INCOME			5,826,256

Expenses:
Investment adviser fee		$1,343,468
Administrative personnel and services fee		155,000
Custodian fees		41,362
Transfer and dividend disbursing agent fees and expenses		168,208
Directors'/Trustees' fees		3,632
Auditing fees		14,590
Legal fees		5,701
Portfolio accounting fees		74,443
Distribution services fee--Select Shares		496,716
Shareholder services fee--Institutional Shares		282,251
Shareholder services fee--Select Shares		165,572
Share registration costs		24,480
Printing and postage		34,545
Insurance premiums		898
Miscellaneous		3,691

TOTAL EXPENSES		2,814,557

Waivers and Expense Reductions:
Waiver of distribution services fee--Select Shares	$(165,572)
Waiver of shareholder services fee--Institutional Shares	(225,801)
Fees paid indirectly	(838)

TOTAL WAIVERS AND EXPENSE REDUCTIONS		(392,211)

Net expenses			2,422,346

Net investment income			3,403,910

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized loss on investments and foreign currency transactions			(4,338,606)
Net realized loss on futures contracts			(3,337,139)
Net realized gain on capital gain distributions from other investment companies			289
Net change in unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			(9,678,590)

Net realized and unrealized loss on investments, foreign currency transactions and futures contracts			(17,354,046)

Change in net assets resulting from operations			$(13,950,136)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,403,910	$5,548,783
Net realized loss on investments, foreign currency transactions and futures contracts	(7,675,745)	(14,230,372)
Net realized gain on capital gain distributions from other investment companies	289	--
Net change in unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency and futures contracts	(9,678,590)	(4,170,297)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(13,950,136)	(12,851,886)

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,128,609)	(3,699,268)
Select Shares	(753,967)	(1,633,426)
Distributions from net realized gains on investments, foreign currency transactions and futures contracts
Institutional Shares	--	(6,937,266)
Select Shares	--	(3,844,595)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,882,576)	(16,114,555)

Share Transactions:
Proceeds from sale of shares	38,391,922	55,969,048
Net asset value of shares issued to shareholders in payment of distributions declared	2,330,837	13,453,195
Cost of shares redeemed	(71,701,917)	(89,741,053)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(30,979,158)	(20,318,810)

Change in net assets	(47,811,870)	(49,285,251)

Net Assets:
Beginning of period	201,805,635	251,090,886

End of period (including undistributed net investment income of $221,028 and $27,887, respectively)	$153,993,765	$201,805,635

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$10.91	$12.33	$13.55	$13.15	$13.10
Income From Investment Operations:
Net investment income	0.22 [2]	0.29	0.39 [3]	0.35	0.35
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.95)[2]	(0.89)	(0.64)	1.00	0.92

TOTAL FROM INVESTMENT OPERATIONS	(0.73)	(0.60)	(0.25)	1.35	1.27

Less Distributions:
Distributions from net investment income	(0.19)	(0.30)	(0.36)	(0.35)	(0.34)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	(0.52)	(0.61)	(0.60)	(0.88)

TOTAL DISTRIBUTIONS	(0.19)	(0.82)	(0.97)	(0.95)	(1.22)

Net Asset Value, End of Period	$ 9.99	$10.91	$12.33	$13.55	$13.15

Total Return[4]	(6.76)%	(5.17)%	(2.19)%	11.00%	10.56%

Ratios to Average Net Assets:

Expenses	1.09%	1.09%	1.07%	1.06%	1.07%

Net investment income	2.16%[2]	2.70%	2.89%	2.69%	2.67%

Expense waiver/reimbursement[5]	0.20%	0.20%	0.20%	0.20%	0.20%

Supplemental Data:

Net assets, end of period (000 omitted)	$95,288	$125,741	$161,366	$168,702	$173,514

Portfolio turnover	23%	36%	72%	113%	111%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountant ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized gain/loss per share by $0.01, and decrease the ratio of net investment income to average net assets from 2.25% to 2.16%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Select Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$10.87	$12.29	$13.51	$13.11	$13.06
Income From Investment Operations:
Net investment income	0.15 [2]	0.23	0.30 [3]	0.26	0.26
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.94)[2]	(0.91)	(0.64)	1.00	0.92

TOTAL FROM INVESTMENT OPERATIONS	(0.79)	(0.68)	(0.34)	1.26	1.18

Less Distributions:
Distributions from net investment income	(0.12)	(0.22)	(0.27)	(0.26)	(0.25)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	(0.52)	(0.61)	(0.60)	(0.88)

TOTAL DISTRIBUTIONS	(0.12)	(0.74)	(0.88)	(0.86)	(1.13)

Net Asset Value, End of Period	$ 9.96	$10.87	$12.29	$13.51	$13.11

Total Return[4]	(7.36)%	(5.89)%	(2.87)%	10.26%	9.80%

Ratios to Average Net Assets:

Expenses	1.79%	1.79%	1.77%	1.76%	1.77%

Net investment income	1.46%[2]	2.00%	2.19%	1.99%	2.00%

Expense waiver/reimbursement[5]	0.25%	0.25%	0.25%	0.25%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$58,706	$76,065	$89,725	$95,824	$88,588

Portfolio turnover	23%	36%	72%	113%	111%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized gain/loss per share by $0.01, and decrease the ratio of net investment income to average net assets from 1.55% to 1.46%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2002

ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Managed Moderate Growth Portfolio (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek capital appreciation with income as a secondary objective.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Federated Core Trust ("Core Trust") which is managed by Federated Investment Management Company, the Fund's adviser. The Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains received. Additional information regarding High Yield Bond Portfolio and/or Federated Mortgage Core Portfolio is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purpose as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Distributions are determined in accordance with income tax regulations which may differ from GAAP. These distributions do not represent a return of capital for federal income tax purposes.

Effective December 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities and classifying all paydown gains and losses as interest income. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 12/1/2001		For the Year Ended 11/30/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
Increase (Decrease)	$(213,700)	$(213,700)	$(159,793)	$(138,673)	$298,466

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing tax treatment for foreign currency transactions and GAAP unamortization adjustments. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Accumulated Net Realized Loss	Undistributed Net Investment Income
$114,493	$(114,493)

Net investment income, net realized gains/losses and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended ("the Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's applicable country's tax rules and rates.

As of November 30, 2002, the tax composition of dividends was as follows:

Ordinary income	$2,882,576
Long-term capital gains	--

As of November 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 154,658
Undistributed long-term capital gains	--
Unrealized depreciation	5,750,283

At year end, there were no significant differences between the GAAP basis and tax basis of components of net assets other than differences in the net unrealized appreciation (depreciation) in valued investments attributable to the tax deferral of losses on wash sales and the tax treatment for amortization of discount.

At November 30, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $17,845,660, which will reduce the Fund's taxable income arising from the future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for Federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$11,069,114
2010	$ 6,776,546

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended November 30, 2002, the Fund had net realized gains of $3,337,139 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At November 30, 2002, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
December 2002	41 Russell 2000 Index Futures	Long	$356,300
December 2002	27 S&P 500 Index Futures	Long	$228,825
Total Unrealized Appreciation			$585,125

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At November 30, 2002, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended November 30	2002		2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,810,732	$29,742,487	2,994,535	$34,595,112
Shares issued to shareholders in payment of distributions declared	156,935	1,644,763	713,575	8,318,442
Shares redeemed	(4,959,332)	(51,125,280)	(5,267,410)	(60,619,303)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,991,665)	$(19,738,030)	(1,559,300)	$(17,705,749)

Year Ended November 30	2002		2001
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	845,425	$8,649,435	1,861,042	$21,373,936
Shares issued to shareholders in payment of distributions declared	65,429	686,074	439,918	5,134,753
Shares redeemed	(2,013,602)	(20,576,637)	(2,607,136)	(29,121,750)

NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(1,102,748)	$(11,241,128)	(306,176)	$(2,613,061)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,094,413)	$(30,979,158)	(1,865,476)	$(20,318,810)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fees. FSSC can modify or terminate this voluntary waiver at anytime at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government and short-term securities (and in-kind contributions), for the year ended November 30, 2002, were as follows:

Purchases	$34,724,947
Sales	$66,903,501

Sales of long-term U.S. government securities for the year ended November 30, 2002, were $8,920,660.

CONCENTRATION OF CREDIT RISK (UNAUDITED)

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the stability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2002, the diversification of industries for non-U.S. issuers was as follows:

Industry	Percentage of Net Assets	Industry	Percentage of Net Assets
Automobiles & Components	0.5%	Insurance	0.2%
Banking	2.2%	Materials	0.9%
Capital Goods	0.4%	Media	1.0%
Commercial Services & Supplies	0.3%	Oil & Gas	0.6%
Communications Equipment	0.0%	Pharmaceuticals & Biotechnology	0.5%
Consumer Durables & Apparel	0.3%	Retailing	0.1%
Diversified Financials	2.7%	Software & Services	0.0%
Energy	0.9%	Sovereign Government	4.0%
Food & Drug Retailing	0.2%	State/Provincial Government	0.1%
Food, Beverage & Tobacco	0.7%	Technology Hardware & Equipment	0.7%
Food Products	0.4%	Telecommunication Services	0.9%
Hotels, Restaurants & Leisure	0.1%	Transportation	0.6%
Household & Personal Products	0.2%	Utilities	0.6%

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended November 30, 2002 the Fund did not designate any long-term capital gain dividends.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF FEDERATED MANAGED ALLOCATION PORTFOLIOS AND SHAREHOLDERS OF FEDERATED MANAGED MODERATE GROWTH PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Managed Moderate Growth Portfolio (the "Fund") (a portfolio of the Federated Managed Allocation Portfolios) as of November 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 2002 and 2001, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Managed Moderate Growth Portfolio as of November 30, 2002, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 7, 2003

Board of Trustees and Trust Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 140 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: November 1993	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: November 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: November 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation;
Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: January 2000

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner Anderson Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1993

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: November 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust	Principal Occupation(s) and Previous Positions

Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

John W. Harris Birth Date: June 6, 1954 VICE PRESIDENT

John W. Harris is Vice President of the Trust. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and an Assistant Vice President of the Fund's Adviser in December 1998. In January 2000, Mr. Harris became a Vice President of the Fund's Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.

[Logo of Federated]

Federated Managed Moderate Growth Portfolio
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-7129

Cusip 314212606
Cusip 314212507

G00871-01 (1/03)

Federated is a registered mark of Federated Investors, Inc.
2003 ©Federated Investors, Inc.

[Logo of Federated]

Federated Managed Growth Portfolio

A Portfolio of Federated Managed Allocation Portfolios

ANNUAL REPORT

November 30, 2002

Not FDIC Insured * May Lose Value * No Bank Guarantee

Investment Review

Performance For Twelve Months Ended November 30, 2002

The twelve month reporting period ended November 30, 2002, was generally a difficult one for investors in stocks. For the twelve months ended November 30, 2002, an investor in the fund's Institutional Shares had a total return of (11.95)%, while an investor in the fund's Select Shares had a total return of (12.60)%.1 As usual, performance among asset classes showed wide variation. The U.S. stock markets declined during most of the reporting period, reaching new lows in October. Within the stock asset classes, small capitalization stocks declined less than other categories. Investment grade bonds, in contrast to stocks, rose in price.

The primary influences on the total returns of the fund were the diversified nature of the portfolio and the disciplined design of the fund. Federated Managed Growth Portfolio has, by design, the highest allocation to stocks of the funds in the Federated Managed Allocation Portfolio series. The lower relative returns for stocks vs. bonds during the reporting period resulted in this fund having the lowest total returns of the four funds in the series. Relative to the Standard & Poor's 500 Index (S&P 500),2 the fund had higher total returns as a result of its allocation to bonds. The diversified design of the fund also provides that the stock portion of the fund be invested in a mixture of large, small and foreign stocks.3 During the reporting period, the allocations to small-capitalization stocks and foreign stocks increased returns relative to the S&P 500.

Asset Allocation as of November 30, 2002

The fund operates on an investment philosophy that, over time, an investor with a diversified portfolio will achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as eight asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative performance.

The fund has an above normal allocation to stocks. Steep declines in stock prices during the past three years have returned stock markets to more sober valuation levels. In addition, the sharp increase in bond prices together with the decrease in stock prices has shifted the relative valuations in favor of stocks. It now appears that investor concerns that the U.S. economy would enter a second recession are unfounded. With continuing economic and corporate profit growth, investor concerns should diminish leaving stock markets poised to rise in 2003.

Structure of the Bond Portfolio

Management currently has a below neutral allocation to bonds. While the outlook for bonds remains constructive, the low level of current interest rates leaves little room for further bond price increases without a double dip recession. Within the bond portfolio, the fund has a lower than normal allocation to mortgage backed securities and U.S. Treasury securities. As the investor outlook shifts from concern about weak economic growth to economic recovery over the coming months, the relative performance of the higher-quality, longer maturity bonds is likely to decrease.

Structure of the Equity Portfolio

Within the equity portfolio, the large capitalization stocks are currently held at above their normal allocations, while foreign stocks are held at below their normal weights. Recent economic news in Europe and Asia suggests that economic growth in those regions will likely be less than was previously anticipated leaving these markets exposed to weaker relative performance in the coming year. With respect to capitalization ranges, the fund maintains a neutral position.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

2 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

3 International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards. Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

GROWTH OF $25,000 INVESTED IN FEDERATED MANAGED GROWTH PORTFOLIO--INSTITUTIONAL SHARES

Average Annual Total Return for the Period Ended 11/30/2002
1 Year	(11.95)%
5 Years	(0.77)%
Start of Performance (5/25/1994)	5.03%

The graph above illustrates the hypothetical investment of $25,0001 in the Federated Managed Growth Portfolio (Institutional Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 2002, compared to the Standard and Poor's 500 Index (S&P 500)2 and the Managed Growth Indices Blend (MGIB).3

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the MGIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged.

3 The MGIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 20% Morgan Stanley Capital International Europe Australia and Far East Index, 45% Standard & Poor's 500 Index, 15% Russell 2000 Index and 20% Lehman Brothers Aggregate Bond Index. Each index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a fund's performance. The indices are unmanaged.

GROWTH OF $10,000 INVESTED IN FEDERATED MANAGED GROWTH PORTFOLIO--SELECT SHARES

Average Annual Total Return for the Period Ended 11/30/2002
1 Year	(12.60)%
5 Years	(1.46)%
Start of Performance (5/25/1994)	4.32%

The graph above illustrates the hypothetical investment of $10,0001 in the Federated Managed Growth Portfolio (Select Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 2002, compared to the Standard and Poor's 500 Index (S&P 500)2 and the Managed Growth Indices Blend (MGIB).3

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the MGIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

3 The MGIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 20% Morgan Stanley Capital International Europe Australia and Far East Index, 45% Standard & Poor's 500 Index, 15% Russell 2000 Index and 20% Lehman Brothers Aggregate Bond Index. Each index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a fund's performance. The indices are unmanaged.

Portfolio of Investments

November 30, 2002

Shares			Value in U.S. Dollars
		STOCKS--86.2%
		LARGE-CAP STOCKS--50.0%
		Consumer Discretionary--6.0%
26,600	[1]	AOL Time Warner, Inc.	$435,442
6,200	[1]	Clear Channel Communications, Inc.	269,452
7,914	[1]	Comcast Corp., Class A	185,504
8,500	[1]	Comcast Corp., Special Class A	193,800
7,000		Costco Wholesale Corp.	226,100
14,072		Ford Motor Co.	160,139
16,050		Home Depot, Inc.	424,041
9,000		Knight-Ridder, Inc.	564,390
10,300		Target Corp.	358,234
9,828	[1]	Viacom, Inc., Class B	462,014
27,700		Wal-Mart Stores, Inc.	1,500,232
24,500		Walt Disney Co.	485,590

		TOTAL	5,264,938

		Consumer Staples--5.2%
15,100		Coca-Cola Co.	689,164
38,800		Dial Corp.	807,816
7,000		Gillette Co.	212,240
7,600		Kimberly-Clark Corp.	382,432
9,400		PepsiCo, Inc.	399,312
16,300		Philip Morris Cos., Inc.	614,836
7,600		Procter & Gamble Co.	638,400
184		Smucker (J.M.) Co.	7,200
7,400		Unilever NV, ADR	430,310
13,900		Walgreen Co.	400,181

		TOTAL	4,581,891

		Energy--4.1%
12,100		Ashland, Inc.	352,957
12,400		ChevronTexaco Corp.	831,172
2,908		ConocoPhillips	139,031
36,480		Exxon Mobil Corp.	1,269,504
15,900		Royal Dutch Petroleum Co., ADR	692,445
6,800		Schlumberger Ltd.	300,900

		TOTAL	3,586,009

		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Financials--9.5%
9,900		Allstate Corp.	$386,397
11,800		American Express Co.	459,374
15,839		American International Group, Inc.	1,031,911
13,394		Bank of America Corp.	938,652
8,300		Bank of New York Co., Inc.	251,905
30,233		Citigroup, Inc.	1,175,459
6,800		Federal National Mortgage Association	428,740
8,726		Fleet Boston Financial Corp.	236,736
4,500		Loews Corp.	182,160
9,800		Mellon Financial Corp.	294,490
9,200		Merrill Lynch & Co., Inc.	400,200
9,000		Morgan Stanley	407,160
9,100		Post Properties, Inc.	232,050
9,200		Schwab (Charles) Corp.	106,168
1,306	[1]	Travelers Property Casualty Corp., Class A	20,831
2,683	[1]	Travelers Property Casualty Corp., Class B	42,928
17,614		U.S. Bancorp	385,747
13,600		Wachovia Corp.	478,040
10,300		Washington Mutual, Inc.	370,594
9,900		Wells Fargo & Co.	457,479

		TOTAL	8,287,021

		Healthcare--8.7%
13,300		Abbott Laboratories	582,274
7,100	[1]	Amgen, Inc.	335,120
9,400		Baxter International, Inc.	300,706
12,700		Bristol-Myers Squibb Co.	336,550
6,700		Cardinal Health, Inc.	412,318
5,100	[1]	Forest Laboratories, Inc., Class A	547,383
16,600		Johnson & Johnson	946,532
6,900		Lilly (Eli) & Co.	471,270
9,000		Medtronic, Inc.	420,750
13,600		Merck & Co., Inc.	807,976
35,775		Pfizer, Inc.	1,128,344
13,924		Pharmacia Corp.	588,985
10,800		Schering Plough Corp.	244,728
		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Healthcare--continued
5,200		UnitedHealth Group, Inc.	$423,540
1,330	[1]	Zimmer Holdings, Inc.	50,061

		TOTAL	7,596,537

		Industrials--4.4%
7,000		Automatic Data Processing, Inc.	304,290
7,400		Boeing Co.	251,600
3,900		Eaton Corp.	295,893
17,500		First Data Corp.	606,200
52,162		General Electric Co.	1,413,590
6,500		Honeywell International, Inc.	168,155
9,900	[1]	US Airways Group, Inc.	5,792
10,200		Union Pacific Corp.	590,580
3,900		United Technologies Corp.	243,633

		TOTAL	3,879,733

		Information Technology--8.5%
322	[1]	Agere Systems, Inc., Class A	444
6,810	[1]	Agere Systems, Inc., Class B	9,602
15,000	[1]	Applied Materials, Inc.	255,750
4,713	[1]	Axcelis Technologies, Inc.	38,505
42,900	[1]	Cisco Systems, Inc.	640,068
7,800		Computer Associates International, Inc.	117,858
9,200	[1]	Corning, Inc.	40,756
17,800	[1]	Dell Computer Corp.	508,546
15,000		EMC Corp. Mass	108,750
6,500		Electronic Data Systems Corp.	120,510
22,333		Hewlett-Packard Co.	435,047
40,000		Intel Corp.	835,200
11,400		International Business Machines Corp.	992,940
25,900	[1]	Lucent Technologies, Inc.	45,325
30,700	[1]	Microsoft Corp.	1,775,074
17,000		Motorola, Inc.	193,460
21,100	[1]	Nortel Networks Corp.	40,934
37,600	[1]	Oracle Corp.	456,840
6,700	[1]	Qualcomm, Inc.	276,174
22,700	[1]	Sun Microsystems, Inc.	97,406
		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Information Technology--continued
12,600		Texas Instruments, Inc.	$253,386
5,700	[1]	Veritas Software Corp.	103,626
4,500	[1]	Yahoo, Inc.	82,215

		TOTAL	7,428,416

		Materials--1.4%
11,460		Du Pont (E.I.) de Nemours & Co.	511,345
2,375		Monsanto Co.	41,776
5,900		PPG Industries, Inc.	295,472
6,600		Weyerhaeuser Co.	347,160

		TOTAL	1,195,753

		Telecommunication Services--2.1%
4,893		AT&T Corp.	137,200
8,207	[1]	AT&T Wireless Services, Inc.	61,963
5,900		Alltel Corp.	324,972
14,600		BellSouth Corp.	405,880
10,500	[1]	NEXTEL Communications, Inc., Class A	144,375
10,575		Qwest Communications International, Inc.	51,183
9,700	[1]	Sprint PCS Group	55,872
16,206		Verizon Communications	678,707

		TOTAL	1,860,152

		Utilities--0.1%
9,300	[1]	CenterPoint Energy, Inc.	71,145
7,334	[1]	Reliant Resources, Inc.	17,235

		TOTAL	88,380

		TOTAL LARGE-CAP STOCKS	43,768,830

		SMALL-CAP STOCKS--9.4%
		Consumer Discretionary--2.2%
666	[1]	99 Cents Only Stores	18,628
6,100	[1]	Aftermarket Technology Co.	80,032
1,650	[1]	Ann Taylor Stores Corp.	39,188
500	[1]	AutoZone, Inc.	40,850
1,700		Bandag Inc.	69,258
1,700		Borg-Warner Automotive, Inc.	87,584
500	[1]	CDW Computer Centers, Inc.	25,485
282	[1]	CarMax, Inc.	5,555
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Consumer Discretionary--continued
1,800	[1]	Chicos Fas, Inc.	$40,464
600	[1]	Christopher & Banks Corp.	16,350
900		Circuit City Stores, Inc.	8,712
2,900	[1]	Dick's Sporting Goods, Inc.	60,929
1,700	[1]	Dollar Tree Stores, Inc.	49,895
910		Dover Downs Gaming & Entertainment, Inc.	9,473
1,300		Dover Motorsports, Inc.	4,940
500	[1]	Electronics Boutique Holdings Corp.	15,295
750		Freds, Inc.	18,660
1,300	[1]	Genesco, Inc.	26,793
200		Grey Global Group, Inc.	120,000
1,000	[1]	Gtech Holdings Corp.	22,990
1,300		Harman International Industries, Inc.	81,120
700	[1]	Jones Apparel Group, Inc.	25,760
1,000		KB HOME	44,690
1,400	[1]	Leapfrog Enterprises, Inc.	46,340
1,400		M/I Schottenstein Homes, Inc.	40,880
900	[1]	Macrovision Corp.	16,785
1,500		Marriott International, Inc., Class A	53,625
200	[1]	NVR, Inc.	66,200
2,200	[1]	Nautilus Group, Inc.	34,848
500		OshKosh B'Gosh, Inc., Class A	13,755
800	[1]	Panera Bread Co.	29,608
1,900	[1]	Payless ShoeSource, Inc.	107,711
21,900	[1]	PetSmart, Inc.	404,055
900		Polaris Industries, Inc.	58,347
1,500	[1]	Pricesmart, Inc.	36,015
9,100	[1]	Prime Hospitality Corp.	75,621
800	[1]	Timberland Co., Class A	29,216
700	[1]	Tweeter Home Entertainment Group, Inc.	7,700
32	[1]	Vialta, Inc., Class A	16

		TOTAL	1,933,373

		Consumer Staples--0.2%
800		Coors (Adolph) Co., Class B	51,888
500		Farmer Brothers Co.	155,005

		TOTAL	206,893

		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Energy--0.5%
1,678	[1]	Cimarex Energy Co.	$25,371
2,063	[1]	FMC Technologies, Inc.	39,754
800		Forest Oil Corp.	21,280
800	[1]	Hanover Compressor Co.	9,184
900		Helmerich & Payne, Inc.	24,588
2,400	[1]	Oceaneering International, Inc.	57,600
2,100	[1]	SEACOR SMIT, Inc.	87,360
2,000	[1]	Stone Energy Corp.	60,300
800		Sunoco, Inc.	23,680
1,200		Tidewater, Inc.	37,116

		TOTAL	386,233

		Financials--1.6%
700	[1]	Actrade Financial Technologies Ltd.	700
1,200	[1]	Affiliated Managers Group	65,412
612		Alleghany Corp.	113,220
900		Bank of Hawaii Corp.	27,432
1,400		Capital One Financial Corp.	47,320
2,800		Cathay Bancorp, Inc.	119,728
1,100		Downey Financial Corp.	43,461
1,300	[1]	Federal Agricultural Mortgage Association, Class C	40,950
1,100		First Citizens Bancshares, Inc., Class A	110,121
900		Greater Bay Bancorp	16,164
5,400	[1]	INMC Mortgage Holdings, Inc.	98,010
1,000		International Bancshares Corp.	39,750
500	[1]	Investment Technology Group, Inc.	14,735
800	[1]	Labranche & Co. Inc.	24,280
600	[1]	Markel Corp.	119,400
700	[1]	National Western Life Insurance Co., Class A	62,118
1,500		Park National Corp.	145,800
1,900	[1]	Philadelphia Consolidated Holding Corp.	69,236
1,500		Seacoast Banking Corp. of Florida	27,780
1,000		Silicon Valley Bancshares	19,400
1,200		Suffolk Bancorp	39,300
3,700		Urstadt Biddle Properties, Class A	42,476
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Financials--continued
3,200		Wilmington Trust Corp.	$101,120
600		XL Capital Ltd.	49,644

		TOTAL	1,437,557

		Healthcare--1.1%
1,400		Aetna US Healthcare	52,850
1,500	[1]	AmeriPath, Inc.	25,335
2,600	[1]	Apria Healthcare Group, Inc.	60,970
6,300	[1]	Aspect Medical Systems, Inc.	30,366
1,300		Bausch & Lomb, Inc.	49,062
1,200	[1]	Celera Genomics Group	13,524
700	[1]	Cerus Corp.	17,052
1,000	[1]	Cerner Corp.	32,910
1,700	[1]	Charles River Laboratories International, Inc.	62,135
500	[1]	Conceptus, Inc.	6,935
1,100		Fisher Scientific International, Inc.	32,956
1,800		Galen Holdings PLC, ADR	60,300
800	[1]	Genentech, Inc.	26,400
600	[1]	IDEC Pharmaceuticals Corp.	19,740
1,200	[1]	INAMED Corp.	35,112
500	[1]	Imclone Systems, Inc.	6,865
600	[1,2]	InterMune, Inc.	18,318
2,200	[1]	Laboratory Corporation of America Holdings	52,800
2,300	[1]	LifePoint Hospitals, Inc.	72,634
1,300	[1]	Medarex, Inc.	6,630
700	[1]	Medicis Pharmaceutical Corp., Class A	32,375
600	[1]	Myriad Genetics, Inc.	11,412
600	[1]	NPS Pharmaceuticals, Inc.	17,736
500	[1]	Neurocrine Biosciences, Inc.	23,040
1,700	[1]	Orthofix International NV	48,195
900	[1]	Protein Design Laboratories, Inc.	8,217
500	[1]	Quest Diagnostic, Inc.	27,895
700	[1]	Sepracor, Inc.	6,692
700	[1]	Transkaryotic Therapies, Inc.	6,650
1,000		Varian Medical Systems, Inc.	46,690
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Healthcare--continued
500	[1]	WellChoice, Inc.	$12,925

		TOTAL	924,721

		Industrials--1.3%
750	[1]	Alliant Techsystems, Inc.	44,250
800		Arbitron, Inc.	24,728
1,700		CNF Transporation, Inc.	53,346
1,300	[1]	Checkfree Corp.	25,467
900	[1]	CoStar Group, Inc.	16,191
8,600	[1]	Concord EFS, Inc.	129,000
3,100	[1]	Corporate Executive Board Company	102,300
600	[1]	DRS Technologies, Inc.	20,016
1,500	[1]	Emcor Group Inc.	79,950
2,800		Franklin Electronics, Inc.	131,600
700	[1]	Genlyte Group, Inc.	23,100
1,000		ITT Educational Services, Inc.	23,200
750	[1]	Iron Mountain, Inc.	24,818
1,200		Jacobs Engineering Group, Inc.	43,572
1,000	[1]	Kroll, Inc.	18,750
700	[1]	Learning Tree International, Inc.	11,445
700	[1]	Mercury Computer Systems, Inc.	21,861
1,100		NACCO Industries, Inc., Class A	54,010
1,700	[1]	National Processing, Inc.	24,820
800		SPX Corp.	37,760
1,700		Sequa Corp., Class A	77,180
1,000	[1]	Simpson Manufacturing Co., Inc.	33,850
800		SkyWest, Inc.	10,888
500		Strayer Education, Inc.	30,010
2,300		Tennant Co.	82,570
100		URS Corp.	2,079
600		Woodward Governor Co.	25,608

		TOTAL	1,172,369

		Information Technology--1.6%
1,200	[1]	Acxiom Corp.	18,420
1,600	[1]	Affiliated Computer Services, Inc., Class A	80,000
800	[1]	Amdocs Ltd.	9,200
1,200	[1]	Amphenol Corp., Class A	53,220
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Information Technology--continued
1,900		Analogic Corp.	$85,424
1,200	[1]	Avocent Corp.	28,260
1,200		Bel Fuse, Inc.	22,440
900	[1]	Black Box Corp.	44,955
1,268	[1]	Brooks-PRI Automation, Inc.	18,310
1,100	[1]	Documentum, Inc.	20,482
700	[1]	Dupont Photomasks, Inc.	19,480
900	[1]	Embarcadero Technologies, Inc.	5,877
800	[1]	Emulex Corp.	19,312
1,000	[1]	F5 Networks, Inc.	14,020
2,100		FactSet Research Systems	64,890
750		Fair Isaac & Co., Inc.	32,850
399	[1]	Genesis Microchip, Inc.	7,940
1,940	[1]	Intersil Holding Corp.	33,543
1,100		Keane, Inc.	10,120
600	[1]	Kronos, Inc.	27,259
1,200	[1]	Macromedia, Inc.	14,700
1,100	[1]	Manugistics Group, Inc.	4,356
700		Microsemi Corp.	4,445
400	[1]	NVIDIA Corp.	6,852
900	[1]	National Instruments Corp.	31,140
900	[1]	NetIQ Corp.	15,615
900	[1]	Network Associates, Inc.	16,425
800	[1]	Numerical Technologies, Inc.	3,600
16,800	[1]	Online Resources Corp.	74,256
400	[1]	ParthusCeva, Inc.	2,804
600	[1]	Photon Dynamics, Inc.	21,150
800	[1]	Plantronics, Inc.	14,368
800	[1]	Polycom, Inc.	9,128
1,200	[1]	Powerwave Technologies, Inc.	7,896
800	[1]	Retek, Inc.	3,544
700		Roper Industries, Inc.	29,512
900	[1]	ScanSource, Inc.	65,700
800	[1]	Silicon Laboratories, Inc.	23,440
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Information Technology--continued
800		Skyworks Solutions, Inc.	$9,640
333	[1]	Synopsys, Inc.	17,309
700	[1]	Tollgrade Communications, Inc.	9,415
3,500	[1]	UTStarcom, Inc.	71,925
800	[1]	Veeco Instruments, Inc.	11,160
800	[1]	WebEx Communications, Inc.	15,568
1,100	[1]	Websense, Inc.	29,425
1,100	[1]	Zebra Technologies Co., Class A	70,620
7,800	[1]	Zoran Corp.	167,934

		TOTAL	1,367,929

		Materials--0.6%
800		AEP Industries, Inc.	9,648
600		Ameron, Inc.	34,206
900		Arch Coal, Inc.	18,009
1,600		Ball Corp.	79,168
3,600		Commercial Metals Corp.	60,480
800	[1]	Cytec Industries, Inc.	21,384
1,200	[1]	FMC Corp.	34,008
1,500		Greif Brothers Corp., Class A	38,550
1,100		Lubrizol Corp.	34,276
1,200		Massey Energy Co.	10,620
1,100		OM Group, Inc.	7,799
800	[1]	Phelps Dodge Corp.	25,136
2,600		Rayonier, Inc.	120,276

		TOTAL	493,560

		Telecommunication Services--0.0%
419		D&E Communications, Inc.	3,918
700	[1]	Lynch Interactive Corp.	19,425

		TOTAL	23,343

		Utilities--0.3%
1,400		Black Hills Corp.	36,162
2,700		DQE, Inc.	39,690
800		Entergy Corp.	34,984
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Utilities--continued
1,900		Kinder Morgan, Inc.	$77,995
1,300		SJW Corp.	102,557

		TOTAL	291,388

		TOTAL SMALL-CAP STOCKS	8,237,366

		FOREIGN EQUITY--18.0%
		Australia--0.3%
16,868		BHP Billiton Ltd.	95,646
6,950		News Corp. Ltd., ADR	195,295

		TOTAL	290,941

		Canada--0.4%
2,150		Alcan Aluminum Ltd.	66,681
4,300		Barrick Gold Corp.	61,613
3,140	[1]	Inco Ltd.	67,638
3,470		Sun Life Financial Services of Canada	63,198
2,582		Talisman Energy, Inc.	89,877

		TOTAL	349,007

		Denmark--0.1%
3,000		TDC A/S	79,453

		Finland--0.4%
13,980		Nokia Oyj	269,408
3,450		UPM - Kymmene OY	124,779

		TOTAL	394,187

		France--2.7%
9,000		AXA	144,383
13,050	[1]	Arcelor	171,114
1,615		Aventis SA	89,758
2,300		BNP Paribas SA	93,673
4,419		Bouygues	130,591
2,200		Casino Guichard Perrachon	150,353
32,900		iShares MSCI France	510,608
1,200		L'Oreal SA	85,527
1,090		Pernod Ricard	97,935
5,550		Publicis Groupe	141,080
1,325		Schneider Electric SA	64,296
850		Societe Generale, Paris	47,790
		STOCKS--continued
		FOREIGN EQUITY--continued
		France--continued
2,300		Tf1 Television Francaise	$69,112
3,164		TotalFinaElf SA, Class B	424,614
5,150		Valeo SA	168,308

		TOTAL	2,389,142

		Germany, Federal Republic Of--1.0%
2,400		Deutsche Boerse AG	95,600
9,100		Deutsche Lufthansa AG	100,338
2,190		E.On AG	93,544
2,541		Henkel KGAA, Pfd.	154,223
29,600		iShares MSCI Germany	327,968
7,120		ThyssenKrupp AG	84,518
1,365		Volkswagen AG	55,186

		TOTAL	911,377

		Greece--0.0%
1,200		Greek Organization of Football Prognostics	11,920

		Hong Kong--0.3%
66,000		Citic Pacific Ltd.	132,449
36,000		Hong Kong Exchanges & Clearing Ltd.	48,240
14,000		Television Broadcasts Ltd.	50,266
26,000		Wharf Holdings Ltd.	54,844

		TOTAL	285,799

		Italy--0.8%
35,000		Arnoldo Mondadori Editore	249,629
8,900		Autostrade SPA	84,253
14,100		iShares MSCI Italy	216,435
8,520		Telecom Italia SPA	69,569
21,900		Unicredito Italiano SPA	87,235

		TOTAL	707,121

		Japan--3.0%
10,000		Ajinomoto Co., Inc.	99,910
7,300		Bridgestone Corp.	97,504
5,000		Dai Nippon Printing Co. Ltd.	59,245
12		Fuji Television Network, Inc.	49,483
147,600		iShares MSCI Japan	1,056,816
16		Japan Telecom Holdings Co. Ltd.	48,765
		STOCKS--continued
		FOREIGN EQUITY--continued
		Japan--continued
18,000		Komatsu Ltd.	$64,102
13,000		NGK Insulators	72,464
39,600		Nikko Cordial Corp.	152,320
1,000		Nintendo Corp. Ltd.	105,941
6,700		Nomura Securities Co. Ltd.	80,481
2,300		Sankyo Co. Ltd.	56,980
1,500		Secom Co. Ltd.	52,074
2,900	[1]	Sega Corp.	31,172
4,000		Seven-Eleven Japan	122,891
5,000		Shionogi and Co.	68,495
2,400		Sony Corp.	106,006
6,800		Toyota Motor Corp.	178,437
10,600		Yamato Transport Co	156,266

		TOTAL	2,659,352

		Korea, Republic Of--0.3%
600		Cheil Communications, Inc.	60,191
353		Samsung Electronics Co.	114,204
3,200		Samsung Securities Co. Ltd.	98,178

		TOTAL	272,573

		Netherlands--1.4%
9,645	[1]	ASM Lithography Holding NV	109,988
6,100		ING Groep NV	116,038
18,300		iShares MSCI Netherlands	259,128
3,070		Koninklijke (Royal) Philips Electronics NV	67,274
25,050		Koninklijke KPN NV	166,221
2,790		Royal Dutch Petroleum Co.	122,054
3,414		Unilever NV	198,730
3,850		Unique International NV	46,658
2,900		VNU - Verenigde Nederlandse Uitgeversbedrijven	86,565
1,700		Wolters Kluwer NV	30,228

		TOTAL	1,202,884

		Portugal--0.5%
115,925		Banco Comercial Portugues, Class R	309,764
14,000		Vodafone Telecel - Comunicacoes Pessoais SA	118,904

		TOTAL	428,668

		STOCKS--continued
		FOREIGN EQUITY--continued
		Russia--0.3%
2,745	[1]	JSC Mining and Smelting Co. Norilsk Nickel, ADR	$56,862
1,600		Lukoil Oil Co., ADR	106,447
480		YUKOS Oil Co., ADR	64,945

		TOTAL	228,254

		Singapore--0.4%
182,000		Delgro Corporation Ltd.	217,378
16,300		Singapore Airlines Ltd.	98,726

		TOTAL	316,104

		Spain--0.3%
12,800		Banco Santander Central Hispano, S.A.	91,547
2,000		Grupo Empresarial Ence SA	28,191
10,503	[1]	Telefonica SA	106,836

		TOTAL	226,574

		Sweden--0.2%
13,600		Nordea AB	66,410
105,000		Rotternos AB	92,590

		TOTAL	159,000

		Switzerland--1.3%
3,900		Credit Suisse Group	91,610
29,700		iShares MSCI Switzerland	342,441
765		Nestle SA	154,468
3,525		Novartis AG - REG	130,964
8,620		STMicroelectronics NV, NY Reg Shs	218,948
4,168		UBS AG	209,698

		TOTAL	1,148,129

		Taiwan, Province Of China--0.1%
5,800	[1]	Taiwan Semiconductor Manufacturing Co., ADR	53,360

		United Kingdom--4.2%
1,250		AstraZeneca PLC	47,550
28,300		BP Amoco PLC	184,191
30,200		Barclays PLC	218,397
20,755		British Aerospace PLC	54,631
14,500		British American Tobacco PLC	130,792
11,984		Diageo PLC	124,778
7,400	[1]	EasyJet PLC	40,337
Shares or Principal Amount		Value in U.S. Dollars
	STOCKS--continued
	FOREIGN EQUITY--continued
	United Kingdom--continued
10,880	GlaxoSmithKline PLC	$203,555
84,900	iShares MSCI United Kingdom	1,087,569
31,804	Kingfisher PLC	109,681
10,685	Marks & Spencer Group PLC	56,997
3,700	National Express Group PLC	25,837
16,198	Pearson PLC	186,289
17,670	Rank Group PLC	77,495
40,955	Rentokil Initial PLC	134,074
6,300	Rio Tinto PLC	127,567
10,983	Royal Bank of Scotland PLC, Edinburgh	281,491
8,350	Six Continents PLC	73,371
5,200	Smiths Industries	60,087
16,780	Standard Chartered PLC	202,246
137,402	Vodafone Group PLC	260,699

	TOTAL	3,687,634

	TOTAL FOREIGN EQUITY	15,801,479

	FUTURES CONTRACTS COLLATERAL--8.8%[3]
$7,700,000	United States Treasury Bill, 1/16/2003	7,690,760

	TOTAL STOCKS (IDENTIFIED COST $80,995,149)	75,498,435

	BONDS--14.3%
	TREASURY AND GOVERNMENT SECURITIES--9.3%
	Repurchase Agreement--4.6%[4]
4,014,000	Repurchase agreement with CIBC World Markets Corp., dated 11/29/2002, due 12/2/2002 at 1.33%, collateralized by U.S. government agencies with various maturities to 2023 (repurchase proceeds at $4,014,445)	4,014,000

	U.S. Treasury Securities--4.7%
1,800,000	United States Treasury Bond, 8.125%, 5/15/2021	2,438,964
315,000	United States Treasury Bond, 6.125%, 11/15/2027	354,372
850,000	United States Treasury Note, 1.875%, 9/30/2004	848,572
405,000	United States Treasury Note, 6.500%, 10/15/2006	457,545

	TOTAL	4,099,453

	TOTAL TREASURY AND GOVERNMENT SECURITIES	8,113,453

Shares		Value in U.S. Dollars
	BONDS--continued
	HIGH YIELD SECURITIES--2.4%
343,053	The High Yield Bond Portfolio	$2,096,054

	MORTGAGE-BACKED SECURITIES--2.6%
222,998	Federated Mortgage Core Portfolio	2,285,722

	TOTAL BONDS (IDENTIFIED COST $12,550,451)	12,495,229

	TOTAL INVESTMENTS (IDENTIFIED COST $93,545,600)[5]	$87,993,664

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At November 30, 2002, these securities amounted to $18,318 which represents 0.0% of net assets.

3 The Fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividends and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and to minimize trading costs. The underlying face amount, at value, of open index futures contracts was $8,122,000 at November 30, 2002.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

5 The cost of investments for federal tax purposes amounts to $93,987,707. The net unrealized depreciation of investments on a federal tax basis amounts to $5,994,043 which is comprised of $9,873,678 appreciation and $15,867,721 depreciation at November 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($87,558,554) at November 30, 2002.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2002

Assets:
Total investments in securities, at value (identified cost $93,545,600)		$87,993,664
Cash		865
Cash denominated in foreign currency (identified cost $62,738)		61,106
Income receivable		112,466
Receivable for shares sold		37,544

TOTAL ASSETS		88,205,645

Liabilities:
Payable for daily variation margin	$40,250
Payable for shares redeemed	521,578
Accrued expenses	85,263

TOTAL LIABILITIES		647,091

Net assets for 8,823,130 shares outstanding		$87,558,554

Net Assets Consist of:
Paid in capital		$110,762,486
Net unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		(5,175,373)
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(18,060,057)
Undistributed net investment income		31,498

TOTAL NET ASSETS		$87,558,554

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$48,839,677 ÷ 4,919,292 shares outstanding		$9.93

Select Shares:
$38,718,877 ÷ 3,903,838 shares outstanding		$9.92

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2002

Investment Income:
Dividends (net of foreign taxes withheld of $38,025)			$1,681,997
Interest			733,778

TOTAL INCOME			2,415,775

Expenses:
Investment adviser fee		$801,505
Administrative personnel and services fee		155,000
Custodian fees		39,630
Transfer and dividend disbursing agent fees and expenses		176,932
Directors'/Trustees' fees		2,543
Auditing fees		10,325
Legal fees		3,194
Portfolio accounting fees		68,060
Distribution services fee--Select Shares		362,223
Shareholder services fee--Institutional Shares		146,428
Shareholder services fee--Select Shares		120,741
Share registration costs		25,412
Printing and postage		31,150
Insurance premiums		870
Miscellaneous		3,087

TOTAL EXPENSES		1,947,100

Waivers and Expense Reduction:
Waiver of distribution services fee--Select Shares	$(120,741)
Waiver of shareholder services fee--Institutional Shares	(117,142)
Fees paid indirectly from directed brokerage arrangements	(2,233)

TOTAL WAIVERS AND EXPENSE REDUCTION		(240,116)

Net expenses			1,706,984

Net investment income			708,791

Realized and Unrealized Loss on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized loss on investments and foreign currency transactions			(6,042,424)
Net realized loss on futures contracts			(1,495,198)
Net realized gain on capital gain distributions from other investment companies			64
Net change in unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			(7,628,290)

Net realized and unrealized loss on investments, foreign currency transactions and futures contracts			(15,165,848)

Change in net assets resulting from operations			$(14,457,057)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$708,791	$1,723,648
Net realized loss on investments, foreign currency transactions and futures contracts	(7,537,622)	(12,489,819)
Net realized gain on capital gain distributions from other investment companies	64	--
Net change in unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	(7,628,290)	(4,697,832)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(14,457,057)	(15,464,003)

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(602,693)	(1,106,277)
Select Shares	(141,316)	(536,576)
Distributions from paid in capital
Institutional Shares	--	(167,451)
Select Shares	--	(83,558)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts
Institutional Shares	--	(3,872,910)
Select Shares	--	(3,352,056)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(744,009)	(9,118,828)

Share Transactions:
Proceeds from sale of shares	23,966,439	38,012,965
Net asset value of shares issued to shareholders in payment of distributions declared	646,713	8,433,646
Cost of shares redeemed	(50,949,210)	(48,640,452)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(26,336,058)	(2,193,841)

Change in net assets	(41,537,124)	(26,776,672)

Net Assets:
Beginning of period	129,095,678	155,872,350

End of period (including undistributed net investment income of $31,498 and $24,748, respectively)	$87,558,554	$129,095,678

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$11.39	$13.42	$15.17	$14.12	$13.58
Income From Investment Operations:
Net investment income	0.12 [2]	0.18	0.27 [3]	0.22	0.23
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(1.47)[2]	(1.39)	(1.02)	1.75	1.22

TOTAL FROM INVESTMENT OPERATIONS	(1.35)	(1.21)	(0.75)	1.97	1.45

Less Distributions:
Distributions from net investment income	(0.11)	(0.18)	(0.22)	(0.20)	(0.22)
Distributions from paid in capital[4]	--	(0.03)	--	--	--
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	(0.61)	(0.78)	(0.72)	(0.69)

TOTAL DISTRIBUTIONS	(0.11)	(0.82)	(1.00)	(0.92)	(0.91)

Net Asset Value, End of Period	$ 9.93	$11.39	$13.42	$15.17	$14.12

Total Return[5]	(11.95)%	(9.55)%	(5.48)%	14.83%	11.34%

Ratios to Average Net Assets:

Expenses	1.28%[6]	1.27%	1.16%	1.15%	1.12%

Net investment income	0.98%[2]	1.52%	1.81%	1.53%	1.66%

Expense waiver/reimbursement[7]	0.20%	0.20%	0.20%	0.22%	0.33%

Supplemental Data:

Net assets, end of period (000 omitted)	$48,840	$69,632	$83,495	$93,453	$88,113

Portfolio turnover	14%	43%	86%	113%	123%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended November 30, 2002, this change had no effect on net investment income per share or net realized and unrealized gain (loss) on investments per share, but decreased the ratio of net investment income to average net assets from 1.01% to 0.98%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on average shares outstanding.

4 Represents a return of capital for federal income tax purposes.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 The expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Select Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$11.38	$13.40	$15.15	$14.10	$13.56
Income From Investment Operations:
Net investment income	0.03 [2]	0.10	0.17 [3]	0.12	0.15
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(1.46)[2]	(1.39)	(1.02)	1.75	1.21

TOTAL FROM INVESTMENT OPERATIONS	(1.43)	(1.29)	(0.85)	1.87	1.36

Less Distributions:
Distributions from net investment income	(0.03)	(0.10)	(0.12)	(0.10)	(0.13)
Distributions from paid in capital[4]	--	(0.02)	--	--	--
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	(0.61)	(0.78)	(0.72)	(0.69)

TOTAL DISTRIBUTIONS	(0.03)	(0.73)	(0.90)	(0.82)	(0.82)

Net Asset Value, End of Period	$ 9.92	$11.38	$13.40	$15.15	$14.10

Total Return[5]	(12.60)%	(10.18)%	(6.15)%	14.05%	10.58%

Ratios to Average Net Assets:

Expenses	1.98%[6]	1.97%	1.86%	1.85%	1.82%

Net investment income	0.28%[2]	0.82%	1.13%	0.83%	0.96%

Expense waiver/reimbursement[7]	0.25%	0.25%	0.25%	0.27%	0.38%

Supplemental Data:

Net assets, end of period (000 omitted)	$38,719	$59,463	$72,377	$68,512	$66,407

Portfolio turnover	14%	43%	86%	113%	123%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended November 30, 2002, this change had no effect on net investment income per share or net realized and unrealized gain (loss) on investments per share, but decreased the ratio of net investment income to average net assets from 0.31% to 0.28%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on average shares outstanding.

4 Represents a return of capital for federal income tax purposes.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 The expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2002

ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Managed Growth Portfolio (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP).

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Distributions are determined in accordance with income tax regulations which may differ from GAAP. These distributions do not represent a return of capital for federal income tax purposes.

Effective December 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 12/1/2001		For the Year Ended 11/30/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
Increase (Decrease)	$(51,726)	$(51,726)	$(28,241)	$(29,296)	$57,537

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's applicable country's tax rules and rates.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income	Paid in Capital
$(93,653)	$93,694	$(41)

Net investment income, net realized gains/losses and net assets were not affected by this reclassification.

As of November 30, 2002, the tax composition of dividends was as follows:

Ordinary income	$744,009
Long-term capital gains	$--

As of November 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$31,498
Undistributed long-term capital gains	$--
Unrealized depreciation	$(5,994,043)

At year end, there were no significant differences between GAAP basis and tax basis of components of net assets other than differences in the net unrealized appreciation (depreciation) in valued investments attributable to the tax deferral of losses on wash sales and the tax treatment of premium and discount.

At November 30, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $17,240,438, which will reduce the Fund's taxable income arising from net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$10,114,806
2010	$ 7,125,632

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase stock index futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended November 30, 2002, the Fund had net realized losses of $1,495,198 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At November 30, 2002, the Trust had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
December 2002	25 Russell 2000 Index Futures	Long	$219,675
December 2002	13 S & P 500 Index Futures	Long	$157,837

TOTAL UNREALIZED APPRECIATION ON FUTURES CONTRACTS			$377,512

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

At November 30, 2002, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended November 30	2002		2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,482,462	$15,964,791	1,820,745	$22,370,473
Shares issued to shareholders in payment of distributions declared	47,485	512,172	368,414	4,668,643
Shares redeemed	(2,725,225)	(28,835,905)	(2,294,057)	(27,884,727)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,195,278)	$(12,358,942)	(104,898)	$(845,611)

Year Ended November 30	2002		2001
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	748,013	$8,001,648	1,278,062	$15,642,492
Shares issued to shareholders in payment of distributions declared	12,287	134,541	294,793	3,765,003
Shares redeemed	(2,083,775)	(22,113,305)	(1,745,681)	(20,755,725)

NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(1,323,475)	$(13,977,116)	(172,826)	$(1,348,230)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,518,753)	$(26,336,058)	(277,724)	$(2,193,841)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Custodian Fees

State Street Bank & Trust Co. is the Trust's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended November 30, 2002, the Fund's expenses were reduced by $2,233 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the year ended November 30, 2002, were as follows:

Purchases	$11,779,287
Sales	$34,916,432

Purchases and sales of long-term U.S. government securities for the year ended November 30, 2002, were as follows:

Purchases	$ 845,850
Sales	$9,691,665

CONCENTRATION OF CREDIT RISK (UNAUDITED)

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the stability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30 2002, the diversification of industries for non-U.S. issuers was as follows.

Industry	Percentage of Net Assets	Industry	Percentage of Net Assets
Automobiles & Components	0.6%	Household & Personal Products	0.3%
Banks	1.9	Insurance	0.3
Capital Goods	0.5	Materials	1.1
Commercial Services & Supplies	0.3	Media	1.3
Communications Equipment	0.1	Oil & Gas	0.8
Consumer Durables & Apparel	0.3	Pharmaceuticals & Biotechnology	0.7
Diversified Financials	5.1	Retailing	0.2
Energy	1.1	Software	0.0
Food & Drug Retailing	0.3	Technology Hardware & Equipment	1.0
Food, Beverage & Tobacco	0.9	Telecommunication Services	1.1
Food Products	0.5	Transportation	0.8
Hotels, Restaurants & Leisure	0.2	Utilities	0.1

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended November 30, 2002, the Fund did not designate any long-term capital gain dividends.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF FEDERATED MANAGED ALLOCATION PORTFOLIOS AND SHAREHOLDERS OF FEDERATED MANAGED GROWTH PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Managed Growth Portfolio (the "Fund") (a portfolio of the Federated Managed Allocation Portfolios) as of November 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 2002 and 2001, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Managed Growth Portfolio as of November 30, 2002, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 7, 2003

Board of Trustees and Trust Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 138 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--nine portfolios; Riggs Funds--eight portfolios; and WesMark Funds--five portfolios. The Funds' Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: November 1993	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: November 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: November 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1993	Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: November 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust	Principal Occupation(s) and Previous Positions

Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT	Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENTAND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT	Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.;

Previous Positions: Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd; Senior Managing Director and Portfolio Manager, Prudential Investments.

John W. Harris Birth Date: June 6, 1954 VICE PRESIDENT	John W. Harris is Vice President of the Trust. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and an Assistant Vice President of the Fund's Adviser in December 1998. In January 2000, Mr. Harris became a Vice President of the Fund's Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.

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Federated Managed Growth Portfolio
Federated Investors Funds
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